UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-33395
                                   ---------

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                OCTOBER 31, 2003









[PHOTO
OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                                                 TAX-FREE INCOME



                                FRANKLIN FEDERAL
                              TAX-FREE INCOME FUND

                                                   WANT TO RECEIVE THIS DOCUMENT
                                                         FASTER VIA EMAIL?
                                                     ELIGIBLE SHAREHOLDERS CAN
                                                      SIGN UP FOR EDELIVERY
                                                     AT FRANKLINTEMPLETON.COM.
                                                      SEE INSIDE FOR DETAILS.

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN O TEMPLETON O MUTUAL SERIES

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE



SPECIALIZED EXPERTISE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.












MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[PHOTO OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ................. 1

SPECIAL FEATURE:
Understanding Your Tax-Free
Income Fund ........................ 4




SEMIANNUAL REPORT

Franklin Federal
Tax-Free Income Fund ............... 8

Performance Summary ................12

Financial Highlights and
Statement of Investments ...........15

Financial Statements ...............54

Notes to Financial Statements ......57

Proxy Voting Policies
and Procedures .....................61

Semiannual Report

Franklin Federal Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a nationally diversified portfolio consisting of municipal securities. 1


________________________________________________________________________________

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 10/31/03

[GRAPHIC
OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
AAA ................................ 57.5%
AA ................................. 12.0%
A .................................. 13.3%
BBB ................................ 14.0%
BELOW INVESTMENT GRADE .............  3.2%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
________________________________________________________________________________




This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2003.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.99 on April 30, 2003, to $11.93 on October 31, 2003. The Fund's Class A shares paid dividends totaling
28.10 cents per share for the same period. The Performance Summary beginning on page 12 shows that



1. These dividends are generally subject to state and local income taxes, if any. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


8 |  Semiannual Report

DIVIDEND DISTRIBUTIONS
5/1/03-10/31/03

--------------------------------------------------------------------------------
                                        DIVIDEND PER SHARE
                          ------------------------------------------------------
   MONTH                     CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
   May                      4.85 cents   4.30 cents   4.33 cents   4.93 cents
   June                     4.65 cents   4.10 cents   4.04 cents   4.74 cents
   July                     4.65 cents   4.10 cents   4.04 cents   4.75 cents
   August                   4.65 cents   4.10 cents   4.06 cents   4.74 cents
   September                4.65 cents   4.10 cents   4.06 cents   4.74 cents
   October                  4.65 cents   4.10 cents   4.06 cents   4.74 cents
--------------------------------------------------------------------------------
   TOTAL                   28.10 CENTS  24.80 CENTS  24.59 CENTS  28.64 CENTS

at the end of this reporting period the Fund's Class A shares' distribution rate was 4.48%. An investor in the 2003 maximum federal personal income tax bracket of 35.00% would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and caused dividend distributions to decline slightly in June, as shown in the dividend distributions table.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls, and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.



2. Source: Thomson Financial.

                                                           Semiannual Report | 9

ECONOMIC AND MARKET OVERVIEW

The municipal bond market, like other bond markets, was volatile over the six-month period ended October 31, 2003. The market struggled with geopolitical events, an accommodative Federal Reserve Board (Fed), mixed economic releases, a strong equity market, and a record level of new bond issuance. From May 1 through mid-June, the municipal bond market generally performed well as yields decreased to historically low levels; the Municipal Market Data AAA 10-year yield fell from 3.54% at the beginning of the period to 2.85% on June 13, and the 30-year yield declined from 4.61% to 4.20% over the same period. 2 Market strength was driven by perceptions that inflation would stay low and the Fed would remain accommodative as economic indicators seemed to show little growth. At its May meeting the Fed in fact warned the economy risked further weakening. First quarter 2003 gross domestic product growth was lower than expected, the employment outlook was declining, and consumer confidence remained low.

The Municipal Market Data AAA 10-year yield increased from 2.85% on June 13 to 3.68% on October 31, and the 30-year yield rose from 4.20% to 4.82% for the same period. 2 The yield increase was attributed to rising consumer confidence driven by several factors that were perceived to put the economy in a stronger posture toward growth. The Fed reduced the federal funds target rate by 25 basis points (0.25%) rather than the widely expected 50 basis points (0.50%) at its June meeting, bringing the yield to 1.00%. Furthermore, the Fed left the federal funds target rate unchanged at its August, September and October meetings, citing indications of a strengthening economy amid higher-than-expected gross domestic product. With signs of economic growth, historically low interest rates, passage of the president's tax plan, and diminishing concerns around pending geopolitical risks, the market drove yields higher through the last month of the reporting period.


MANAGER'S DISCUSSION

Early in the reporting period, we followed our value-oriented strategy, investing primarily for income. We looked to remain fully invested in bonds ranging from 20 to 30 years in maturity with good call options. We changed our general investment focus in July, however, when municipal bond market yields began to increase significantly. As a result, we concentrated more on executing tax loss swaps that entailed selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.



10 |  Semiannual Report

PORTFOLIO BREAKDOWN
10/31/03

---------------------------------------
                           % OF TOTAL
                LONG-TERM INVESTMENTS
---------------------------------------
  Utilities                     20.6%
  Transportation                16.3%
  General Obligation            15.5%
  Prerefunded                   12.9%
  Hospital & Health Care        11.8%
  Subject to Government
  Appropriations                 6.9%
  Tax-Supported                  3.7%
  Other Revenue                  3.7%
  Housing                        3.6%
  Corporate-Backed               3.0%
  Higher Education               2.0%


Consistent with our income-oriented investment philosophy, we generally invest in bonds that we believe should provide the most relative value from an income perspective, and we are comfortable holding them unless we find an opportunity to enhance the portfolio's structure or increase its future income-earning potential. As a result of our strategy, the Fund is generally more weighted in higher coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher coupon bonds that we continue to hold have recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus behave defensively through an increasing interest rate cycle. Furthermore, our higher coupon bonds allowed us to distribute an attractive tax-free distribution yield, which we expect ultimately to drive our intermediate- and long-term performance.

Thank you for your participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.






THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                         Semiannual Report  | 11

Performance Summary as of 10/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE          10/31/03          4/30/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.06            $11.93           $11.99
  DISTRIBUTIONS (5/1/03-10/31/03)
  Dividend Income                       $0.2810
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE          10/31/03          4/30/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.07            $11.92           $11.99
  DISTRIBUTIONS (5/1/03-10/31/03)
  Dividend Income                       $0.2480
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE          10/31/03          4/30/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.06            $11.93           $11.99
  DISTRIBUTIONS (5/1/03-10/31/03)
  Dividend Income                       $0.2459
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE          10/31/03          4/30/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.06            $11.94           $12.00
  DISTRIBUTIONS (5/1/03-10/31/03)
  Dividend Income                       $0.2864




12 |  Past performance does not guarantee future results.  |  Semiannual Report

PERFORMANCE

------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                              6-MONTH            1-YEAR          5-YEAR            10-YEAR
------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +1.87%            +5.45%          +25.26%           +68.95%
  Average Annual Total Return 2                         -2.44%            +0.94%           +3.71%            +4.93%
  Avg. Ann. Total Return (9/30/03) 3                                      -0.76%           +3.73%            +4.96%
     Distribution Rate 4                                          4.48%
     Taxable Equivalent Distribution Rate 5                       6.89%
     30-Day Standardized Yield 6                                  3.83%
     Taxable Equivalent Yield 5                                   5.89%
------------------------------------------------------------------------------------------------------------------------------
  CLASS B                                              6-MONTH            1-YEAR          3-YEAR        INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +1.50%            +4.87%          +17.27%           +21.11%
  Average Annual Total Return 2                         -2.47%            +0.87%           +4.55%            +3.70%
  Avg. Ann. Total Return (9/30/03) 3                                      -0.87%           +4.91%            +3.80%
     Distribution Rate 4                                          4.13%
     Taxable Equivalent Distribution Rate 5                       6.35%
     30-Day Standardized Yield 6                                  3.45%
     Taxable Equivalent Yield 5                                   5.31%
------------------------------------------------------------------------------------------------------------------------------
  CLASS C                                              6-MONTH            1-YEAR          5-YEAR        INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +1.57%            +4.95%          +21.81%           +55.38%
  Average Annual Total Return 2                         -0.42%            +2.91%           +3.81%            +5.19%
  Avg. Ann. Total Return (9/30/03) 3                                      +1.01%           +3.81%            +5.26%
     Distribution Rate 4                                          4.04%
     Taxable Equivalent Distribution Rate 5                       6.22%
     30-Day Standardized Yield 6                                  3.41%
     Taxable Equivalent Yield 5                                   5.25%
------------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                      6-MONTH            1-YEAR          5-YEAR                   10-YEAR
------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +1.92%            +5.63%          +25.53%           +69.31%
  Average Annual Total Return 2                         +1.92%            +5.63%           +4.65%            +5.41%
  Avg. Ann. Total Return (9/30/03) 3                                      +3.74%           +4.67%            +5.44%
     Distribution Rate 4                                          4.76%
     Taxable Equivalent Distribution Rate 5                       7.33%
     30-Day Standardized Yield 6                                  4.09%
     Taxable Equivalent Yield 5                                   6.29%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


    Semiannual Report | Past performance does not guarantee future results. | 13

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 10/31/03.
5. Taxable equivalent distribution rate and yield assume the 2003 maximum federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/03.
7. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.45% and +6.34%.


14 | Past performance does not guarantee future results. | Semiannual Report

Franklin Federal Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


-------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             OCTOBER 31, 2003                        YEAR ENDED APRIL 30,
CLASS A                                         (UNAUDITED)       2003          2002          2001         2000          1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .......      $11.99        $11.81        $11.77        $11.41       $12.31        $12.25
                                             ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...................         .29           .59           .62           .65          .66           .67

 Net realized and unrealized gains
 (losses) ..................................        (.07)          .18           .04           .36         (.89)          .06
                                             ----------------------------------------------------------------------------------

Total from investment operations ...........         .22           .77           .66          1.01         (.23)          .73

Less distributions from:

 Net investment income .....................        (.28)         (.59)         (.62)         (.65)        (.66)         (.67)

 Net realized gains ........................          --            --            --            --         (.01)           --
                                             ----------------------------------------------------------------------------------

Total distributions ........................        (.28)         (.59)         (.62)         (.65)        (.67)         (.67)

Net asset value, end of period .............      $11.93        $11.99        $11.81        $11.77       $11.41        $12.31
                                             ==================================================================================



Total return b .............................        1.87%         6.72%         5.71%         9.07%       (1.87)%        6.10%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........  $6,551,088    $6,835,209    $6,633,281    $6,431,800   $6,321,014    $7,170,226

Ratios to average net assets:

 Expenses ..................................        .60% c        .61%          .59%          .60%         .60%          .60%

 Net investment income .....................       4.81% c       4.98%         5.20%         5.54%        5.64%         5.41%

Portfolio turnover rate ....................       6.18%        13.18%        12.95%         9.79%       16.63%         9.90%


aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.


                                                          Semiannual Report | 15

Franklin Federal Tax-Free Income Fund

                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2003                        YEAR ENDED APRIL 30,
CLASS B                                               (UNAUDITED)        2003         2002       2001        2000        1999 d
                                                 ------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........            $11.99     $11.81       $11.77     $11.41      $12.30      $12.39
                                                 ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................               .26        .53          .55        .58         .59         .23

 Net realized and unrealized gains (losses) ....              (.08)       .18          .04        .37        (.88)       (.11)
                                                 ------------------------------------------------------------------------------

Total from investment operations ...............               .18        .71          .59        .95        (.29)        .12
                                                 ------------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................              (.25)      (.53)        (.55)      (.59)       (.59)       (.21)

 Net realized gains ............................                --         --           --         --        (.01)         --
                                                 ------------------------------------------------------------------------------

Total distributions ............................              (.25)      (.53)        (.55)      (.59)       (.60)       (.21)
                                                 ------------------------------------------------------------------------------

Net asset value, end of period .................            $11.92     $11.99       $11.81     $11.77      $11.41      $12.30
                                                 ==============================================================================


Total return b .................................             1.50%      6.13%        5.13%      8.47%     (2.35)%        .96%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............          $297,931   $293,285     $220,757   $120,639     $66,158     $27,988

Ratios to average net assets:

 Expenses ......................................             1.16% c    1.17%        1.16%      1.16%       1.17%       1.17% c

 Net investment income .........................             4.25% c    4.42%        4.63%      4.96%       5.10%       4.86% c

Portfolio turnover rate ........................             6.18%     13.18%       12.95%      9.79%      16.63%       9.90%




aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the period January 1, 1999 (effective date) to April 30, 1999.


16 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2003                        YEAR ENDED APRIL 30,
CLASS C                                               (UNAUDITED)        2003         2002       2001        2000        1999
                                                 ------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........            $11.99     $11.81       $11.77     $11.41      $12.31      $12.24
                                                 ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................               .26        .53          .55        .58         .59         .60

 Net realized and unrealized gains (losses) ....              (.07)       .18          .04        .36        (.89)        .07
                                                 ------------------------------------------------------------------------------

Total from investment operations ...............               .19        .71          .59        .94        (.30)        .67

Less distributions from:

 Net investment income .........................              (.25)      (.53)        (.55)      (.58)       (.59)       (.60)

 Net realized gains ............................                --         --           --         --        (.01)         --
                                                 ------------------------------------------------------------------------------

Total distributions ............................              (.25)      (.53)        (.55)      (.58)       (.60)       (.60)
                                                 ------------------------------------------------------------------------------

Net asset value, end of period .................            $11.93     $11.99       $11.81     $11.77      $11.41      $12.31
                                                 ==============================================================================


Total return b .................................             1.57%      6.15%        5.13%      8.46%     (2.43)%       5.58%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............          $384,001   $394,026     $320,087   $242,255    $200,120    $212,474

Ratios to average net assets:

 Expenses ......................................             1.16% c    1.17%        1.16%      1.16%       1.17%       1.17%

 Net investment income .........................             4.25% c    4.42%        4.63%      4.97%       5.07%       4.83%

Portfolio turnover rate ........................             6.18%     13.18%       12.95%      9.79%      16.63%       9.90%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

                                                          Semiannual Report | 17

Franklin Federal Tax-Free Income Fund


                                                 ----------------------------------------
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2003    YEAR ENDED APRIL 30,
ADVISOR CLASS                                       (UNAUDITED)       2003        2002 D
                                                 ----------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........        $12.00      $11.82      $11.70
                                                   -------------------------------------

Income from investment operations:

 Net investment income a .......................           .29         .60         .07

 Net realized and unrealized gains (losses) ....          (.06)        .18         .10
                                                   -------------------------------------

Total from investment operations ...............           .23         .78         .17
                                                   -------------------------------------

Less distributions from:

 Net investment income .........................          (.29)       (.60)       (.05)

 Net realized gains ............................            --          --          --
                                                   -------------------------------------

Total distributions ............................          (.29)       (.60)       (.05)
                                                   -------------------------------------

Net asset value, end of period .................        $11.94      $12.00      $11.82
                                                   =====================================

Total return b .................................         1.92%       6.81%       1.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............       $94,453     $88,142     $84,479

Ratios to average net assets:

 Expenses ......................................          .51% c      .52%        .51% c

 Net investment income .........................         4.90% c     5.07%       5.17% c

Portfolio turnover rate ........................         6.18%      13.18%      12.95%




a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c Annualized.
d For the period March 20, 2002 (effective date) to April 30, 2002.


18 |  See notes to financial statements.  |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED)


                                                                                                   PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)

LONG TERM INVESTMENTS 98.5%
BONDS 94.2%
ALABAMA .5%
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 .....................................   $  2,725,000   $      2,800,210
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%, 6/01/28 .........      7,000,000          7,048,230
 Courtland IDB,
  PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ...........................      5,000,000          5,182,050
  Champion International Corp. Project, Refunding, 6.00%, 8/01/29 ................................     12,000,000         11,905,440
Courtland IDBR, Solid Waste Disposal Revenue, Champion International Corp. Project,
 Refunding, Series A, 6.70%, 11/01/29 ............................................................      4,000,000          4,254,160
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding,
 5.45%, 9/01/14 ..................................................................................      1,445,000          1,480,547
University of Alabama, University Revenue Hospital, Series A, MBIA Insured,
 5.875%, 9/01/31 .................................................................................      5,000,000          5,427,350
                                                                                                                    ----------------
                                                                                                                          38,097,987
                                                                                                                    ----------------

ALASKA .4%
Alaska State HFC Revenue,
 Collateralized Home Mortgage,Series A-1, 6.75%, 12/01/32 ........................................        725,000            728,871
 Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 ..............................................      1,305,000          1,328,255
 Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ........................................     12,120,000         12,443,362
Alaska State International Airports Revenues, Series B, AMBAC Insured, 5.25%, 10/01/27 ...........     15,000,000         15,320,250
                                                                                                                    ----------------
                                                                                                                          29,820,738
                                                                                                                    ----------------

ARIZONA 1.7%
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .........................................      3,340,000          1,536,400
 Maricopa County IDA,
 Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
  Series A, 5.00%, 7/01/16 .......................................................................     23,000,000         22,513,090
  Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...............................     19,000,000         19,103,930
Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 .......................     22,500,000         24,041,925
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
 Salt River Project,
  Refunding, Series A, 5.125%, 1/01/27 ...........................................................     35,000,000         35,780,500
  Series B, 5.00%, 1/01/25 .......................................................................     17,500,000         17,768,625
                                                                                                                    ----------------
                                                                                                                         120,744,470
                                                                                                                    ----------------

ARKANSAS 1.2%
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
 1/01/23 .........................................................................................        370,000            380,911
Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
 5.60%, 6/01/24 ..................................................................................      1,200,000          1,207,140
Arkansas State Development Finance Authority SFMR, MBS Program,
  Series B, 6.10%, 1/01/29 .......................................................................        505,000            520,221
  Series D, 6.85%, 1/01/27 .......................................................................         40,000             41,532
Arkansas State Development Finance Authority Wastewater System Revenue, Revolving
 Loan Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ..............................................      1,000,000          1,117,620
Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
  6.25%, 6/01/10 .................................................................................        500,000            527,470
  5.60%, 6/01/14 .................................................................................        325,000            335,559


                                                          Semiannual Report | 19

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

ARKANSAS (CONT.)
Camden Environmental Improvement Revenue, International Paper Co. Project, Series A,
 7.625%, 11/01/18 ................................................................................  $    250,000   $        262,307
Fort Smith Water and Sewer Revenue, Refunding and Construction, MBIA Insured,
Pre-Refunded, 6.00%, 10/01/12 ....................................................................       130,000            133,929
Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured,
 Pre-Refunded, 6.60%, 4/01/19 ....................................................................       130,000            132,948
Jefferson County PCR,
  Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ................................     1,865,000          1,913,192
  Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ......................................     7,900,000          7,846,833
Jonesboro City Water and Light Plant Public Utilities System Revenue, Refunding,
 AMBAC Insured, 5.25%, 12/01/13 ..................................................................       200,000            200,626
 Pope County PCR,
  Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ...............................    60,500,000         60,685,735
  Power and Light Co. Project, Refunding, 6.30%, 12/01/16 ........................................     2,600,000          2,672,696
Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
 St. Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ..........................       125,000            148,013
Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding, Series A,
 GNMA Secured, 6.50%, 10/20/29 ...................................................................       600,000            618,888
Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ....................       700,000            759,234
Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
 AMBAC Insured, 5.80%, 6/01/11 ...................................................................       195,000            209,999
University of Arkansas University Revenues, Various Facility Fayetteville Campus, FGIC Insured,
 5.00%, 12/01/27 .................................................................................     5,000,000          5,050,700
University of Central Arkansas Academic Facilities Revenue,
  Series B, AMBAC Insured, 5.875%, 4/01/16 .......................................................       250,000            275,338
  Series C, AMBAC Insured, 6.00%, 4/01/21 ........................................................     1,000,000          1,109,010
University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
  6.00%, 4/01/21 .................................................................................     1,000,000          1,109,010
  6.125%, 4/01/26 ................................................................................     1,200,000          1,326,204
University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
 6.00%, 4/01/21 ..................................................................................     1,000,000          1,109,010
                                                                                                                    ----------------
                                                                                                                         89,694,125
                                                                                                                    ----------------

CALIFORNIA 5.9%
 Alhambra COP, Clubhouse Facility Project, 11.25%,
  1/01/08 ........................................................................................       410,000            416,134
  1/01/09 ........................................................................................       455,000            461,693
  1/01/10 ........................................................................................       500,000            507,220
Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 ................................     4,875,000          4,982,250
California Educational Facilities Authority Revenue,
  National University, Connie Lee Insured, 6.00%, 5/01/09 ........................................     3,580,000          3,723,451
  Pooled College and University Projects, Series B, 6.00%, 12/01/20 ..............................     6,025,000          6,287,148
California Health Facilities Financing Authority Revenue,
 St. Francis Medical Center, Refunding,
Series H, AMBAC Insured, 6.30%, 10/01/15 .........................................................     2,800,000          3,066,728
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
 First Lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .............................................    24,500,000         24,722,705


20 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

CALIFORNIA (CONT.)
California State GO,
  5.90%, 5/01/08 .......................................................................        $    235,000   $        244,268
  6.00%, 5/01/18 .......................................................................             535,000            556,090
  6.00%, 5/01/20 .......................................................................             850,000            884,195
  5.90%, 4/01/23 .......................................................................           1,200,000          1,224,588
  5.00%, 2/01/24 .......................................................................           5,000,000          4,869,250
  5.00%, 2/01/26 .......................................................................          20,000,000         19,321,400
  5.00%, 2/01/32 .......................................................................          50,000,000         47,671,000
  Refunding, 5.125%, 6/01/25 ...........................................................          25,000,000         24,472,000
  Refunding, 5.00%, 2/01/26 ............................................................          27,000,000         26,083,890
California State Various Purpose GO,
  5.25%, 11/01/25 ......................................................................          12,425,000         12,359,147
  5.50%, 11/01/33 ......................................................................           2,500,000          2,533,725
Chino USD, COP,
  FSA Insured, Pre-Refunded, 5.90%, 9/01/15 ............................................           2,010,000          2,216,347
  Refunding, FSA Insured, 5.90%, 9/01/15 ...............................................           6,230,000          6,831,257
Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ....             790,000            840,165
Foothill/Eastern Corridor Agency Toll Road Revenue,
  Refunding, 5.75%, 1/15/40 ............................................................          20,000,000         20,403,800
  senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ..................................          39,240,000         44,962,762
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
  5.375%, 6/01/28 ......................................................................          50,000,000         48,247,500
  2003 Series A-1, 6.25%, 6/01/33 ......................................................          26,000,000         22,991,280
Hacienda La Puente USD GO, Election 2000, Series B, FSA Insured, 5.00%, 8/01/27 ........           5,000,000          5,065,050
Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ..           2,995,000          3,082,304
Los Angeles Regional Airports Improvement Corp. Lease Revenue,
  Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..............           7,500,000          6,222,000
  United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ..................           8,400,000          5,545,092
Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 ............................          25,000,000         25,304,000
Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 .........          10,000,000         10,151,700
Metropolitan Water District Southern California Waterworks Revenue, Series B2,
 FGIC Insured, 5.00%, 10/01/27 .........................................................           9,645,000          9,771,639
Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ...........................           5,285,000          5,357,880
Pomona PFAR, Series Q, MBIA Insured, 5.90%, 12/01/25 ...................................           4,000,000          4,293,880
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
 FSA Insured, 6.75%, 7/01/24 ...........................................................           7,075,000          7,443,254
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
 Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 ..................................          12,680,000         13,566,459
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
 5.00%, 1/01/33 ........................................................................           5,000,000          4,446,600
Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ..........................           2,405,000          2,506,755
                                                                                                                ----------------
                                                                                                                    433,636,606
                                                                                                                ----------------






                                                          Semiannual Report | 21

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

COLORADO 2.7%
 Colorado Health Facilities Authority Revenue,
  Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .................................   $  2,000,000   $      1,969,020
  Kaiser Permanente, Series A, 5.35%, 11/01/16 ...........................................     13,250,000         13,599,403
  Kaiser Permanente, Series B, 5.35%, 8/01/15 ............................................     20,200,000         20,861,146
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
 MBIA Insured, 5.00%, 9/01/21 ............................................................     12,715,000         13,201,349
Denver City and County Airport Revenue,
  Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 .....................................     43,000,000         44,679,580
  Series A, 7.50%, 11/15/23 ..............................................................     13,590,000         14,410,428
  Series A, Pre-Refunded, 7.50%, 11/15/23 ................................................      2,930,000          3,176,501
Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
 AMBAC Insured, 5.50%, 12/15/08 ..........................................................      1,000,000          1,100,580
Denver City and County Special Facilities Airport Revenue,
 United Airlines Inc. Project, Series A,
 6.875%, 10/01/32 ........................................................................     47,980,000         24,949,600
Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured, 4.75%,
 12/01/28 ................................................................................     25,000,000         24,320,500
Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ..........     11,400,000         11,998,044
Northwest Parkway Public Highway Authority, Colorado Revenue, Series A, AMBAC Insured,
 5.125%, 6/15/31 .........................................................................      7,500,000          7,633,500
Pueblo County School District GO No. 060, FGIC Insured, 5.00%, 12/15/22 ..................      5,500,000          5,641,405
University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured,
 5.00%, 11/15/29 .........................................................................      8,500,000          8,519,805
                                                                                                             ----------------

                                                                                                                 196,060,861
                                                                                                             ----------------

CONNECTICUT .3%
Connecticut State GO, Series D, 5.00%, 11/15/20 ..........................................      8,000,000          8,327,040
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
 Series B, AMBAC Insured, 5.00%, 12/01/17 ................................................     11,870,000         12,598,225
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured, 5.80%,
 8/20/39 .................................................................................      2,740,000          2,917,031
                                                                                                             ----------------

                                                                                                                  23,842,296
                                                                                                             ----------------

DELAWARE .1%
Delaware State EDA Revenue, Water Development, Wilmington, Refunding, Series B, 6.45%,
 12/01/07 ................................................................................      1,160,000          1,344,626
Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ...............      2,000,000          2,151,240
                                                                                                             ----------------

                                                                                                                   3,495,866
                                                                                                             ----------------

FLORIDA 3.7%
 Broward County School Board COP,
  MBIA Insured, 5.00%, 7/01/28 ...........................................................     17,415,000         17,573,302
  Series A, FSA Insured, 5.25%, 7/01/24 ..................................................     25,000,000         25,859,000
Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 ...        695,000            769,573
Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Refunding,
 Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ................................     10,000,000         11,771,200
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
  5.75%, 6/01/22 .........................................................................     10,000,000         11,048,900
  6.00%, 6/01/23 .........................................................................     17,500,000         20,538,525


22 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

FLORIDA (CONT.)
Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ...........................    $ 13,500,000   $     13,066,785
 Hillsborough County School Board COP,
 5.00%, 7/01/27 ..........................................................................       5,000,000          5,049,300
  Master Lease Program, MBIA Insured, 4.625%, 7/01/28 ....................................       2,200,000          2,135,276
  Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ......................................       5,000,000          5,044,750
Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .......      20,175,000         20,361,820
 Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
 10/01/23 ................................................................................       6,000,000          6,113,460
  10/01/26 ...............................................................................      20,000,000         20,220,400
Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .......................       5,000,000          5,038,750
Jea Electric System Revenue, Refunding, Sub Series D, 4.625%, 10/01/22 ...................      11,000,000         10,829,280
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project Series A,
AMBAC Insured, 5.00%, 4/01/32 ............................................................      10,000,000         10,081,700
Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured,
5.00%, 7/01/28 ...........................................................................      10,630,000         10,751,076
Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ......       7,500,000          7,700,325
 Palm Beach County School Board COP,
 Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ........................................      25,000,000         25,209,500
  Series A, FGIC Insured, 6.00%, 8/01/23 .................................................       5,100,000          6,096,285
 St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
  10/01/04 ...............................................................................       1,065,000          1,114,491
  10/01/05 ...............................................................................       1,130,000          1,232,966
  10/01/06 ...............................................................................       1,200,000          1,323,564
  10/01/07 ...............................................................................       1,275,000          1,406,032
  10/01/08 ...............................................................................       1,355,000          1,494,253
  10/01/12 ...............................................................................       6,300,000          6,941,151
 Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
 10/01/26 ................................................................................      10,000,000         10,110,200
  10/01/31 ...............................................................................      10,000,000         10,064,400
                                                                                                             ----------------
                                                                                                                  268,946,264
                                                                                                             ----------------

GEORGIA 2.5%
Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, Pre-Refunded,
5.50%, 1/01/26 ...........................................................................      18,295,000         21,089,012
Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
MBIA Insured, 5.125%, 1/01/27 ............................................................       5,000,000          5,091,400
Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%,
11/01/33 .................................................................................      13,000,000         13,080,340
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series,
5.40%, 5/01/34 ...........................................................................      15,705,000         15,842,890
Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 ....................      18,000,000         18,054,180
De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ..................................      12,000,000         12,423,000
Georgia Local Government COP, Grantor Trust, Series A, MBIA Insured, 4.75%, 6/01/28 ......      15,000,000         14,849,250
 Georgia Municipal Electric Authority Power Revenue,
 Refunding, Series EE, AMBAC Insured, 6.40%, 1/01/23 .....................................       4,280,000          4,398,513
  Series B, 6.375%, 1/01/16 ..............................................................         955,000            972,601
  Series EE, AMBAC Insured, Pre-Refunded, 6.40%, 1/01/23 .................................       2,045,000          2,102,976


                                                          Semiannual Report | 23

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
GEORGIA (CONT.)
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
5.00%, 1/01/25 .............................................................................   $  5,000,000   $      5,020,900
Gwinnett County Hospital Authority Revenue Anticipation Certificates, Gwinnett Hospital
Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ...............................     10,000,000         10,319,100
Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ..........................     20,000,000         20,837,600
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
Improvement, Series A, AMBAC Insured, 5.00%, 2/01/26 .......................................      5,770,000          5,843,856
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, MBIA Insured, 5.00%,
7/01/26 ....................................................................................     12,800,000         12,845,824
Metropolitan Atlanta Rapid Transit Revenue, MBIA Insured, 5.00%, 7/01/25 ...................     12,160,000         12,337,658
Metropolitan Rapid Transit Authority, Georgia Sales Tax Revenue, MBIA Insured,
5.00%, 7/01/23 .............................................................................     10,150,000         10,351,071
                                                                                                               ----------------
                                                                                                                   185,460,171
                                                                                                               ----------------

HAWAII 1.2%
Hawaii State Airports System Revenue,
Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 ...........................             300,000            314,979
 Second Series, 6.90%, 7/01/12 ........................................................             500,000            600,225
 Second Series 1992, MBIA Insured, 6.90%, 7/01/12 .....................................             400,000            481,520
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ...............................             600,000            614,340
 Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ..............................           2,725,000          2,761,951
 St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ..................           1,100,000          1,115,103
Hawaii State Department of Budget and Finance Special Purpose Revenue,
 6.00%, 7/01/11 .......................................................................           1,000,000          1,048,420
 6.20%, 7/01/16 .......................................................................           2,000,000          2,075,740
 Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ..............             500,000            528,075
 Kaiser Permanente, Series A, 5.15%, 3/01/15 ..........................................           4,000,000          4,077,880
 Kapiolani Health Obligation, 6.25%, 7/01/21 ..........................................           7,350,000          7,518,609
 Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ............................           1,000,000          1,047,610
 Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ............................             120,000            124,064
 Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ............................           7,000,000          7,177,170
 Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ....................................             600,000            612,108
 Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ....................................           2,040,000          1,983,349
 Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ....................................           2,410,000          2,297,381
Hawaii State GO,
 Series BW, 6.375%, 3/01/11 ...........................................................             100,000            119,349
 Series CA, 6.00%, 1/01/09 ............................................................             100,000            115,727
 Series CT, FSA Insured, 5.875%, 9/01/19 ..............................................           5,000,000          5,892,550
Hawaii State Harbor Capital Improvement Revenue, Refunding, Series 1994, FGIC Insured,
 6.25%, 7/01/15 .......................................................................           1,000,000          1,046,840
 6.375%, 7/01/24 ......................................................................             500,000            523,655
Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing
Program, Series A,
 6.00%, 7/01/15 .......................................................................             945,000            984,709
 6.05%, 7/01/22 .......................................................................             750,000            776,737
 6.10%, 7/01/30 .......................................................................             235,000            241,940


24 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)
                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

HAWAII (CONT.)
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
  Series A, 7.10%, 7/01/24 ................................................................. $  3,470,000   $      3,484,262
  Series A, 6.00%, 7/01/26 .................................................................      210,000            213,788
  Series A, FNMA Insured, 5.75%, 7/01/30 ...................................................    2,140,000          2,192,665
  Series B, 7.00%, 7/01/31 .................................................................    6,745,000          6,826,952
Hawaii State SFMR, HFC,
  Series A, 7.00%, 7/01/11 .................................................................      225,000            227,142
  Series B, 6.90%, 7/01/16 .................................................................      210,000            212,039
Honolulu City and County GO,
  Refunding, Series 1992, 6.00%, 12/01/14 ..................................................      150,000            179,745
  Series C, FGIC Insured, 5.00%, 7/01/20 ...................................................    5,250,000          5,481,788
Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ............    1,205,000          1,256,104
Honolulu City and County Wastewater System Revenue,
  Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 ......................   10,000,000         10,140,600
  First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 .........................    8,000,000          8,097,920
Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
 7/01/21 ...................................................................................    1,785,000          1,998,718
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ........................      220,000            258,001
                                                                                                            -----------------
                                                                                                                  84,649,755
                                                                                                            -----------------
IDAHO
Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ........................       990,000         1,017,383
                                                                                                            -----------------

ILLINOIS 5.8%
 Bryant PCR, Central Illinois Light Co. Project, Refunding,
 Series A, 6.50%, 2/01/18 ..................................................................     7,200,000         7,210,872
  Series C, 6.50%, 1/01/10 .................................................................     5,000,000         5,069,200
Chicago Board of Education GO, Chicago School Reform, MBIA Insured, 6.00%, 12/01/16 ........     9,700,000        10,961,097
Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .................................................    14,500,000        17,629,680
Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 .....    12,000,000        12,728,760
Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ..........     8,955,000        10,121,120
Chicago O'Hare International Airport Special Facilities Revenue,
American Airlines Inc. Project,
8.20%, 12/01/24 ............................................................................    11,720,000         8,193,100
Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ...................................     3,060,000         3,155,900
Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 .......................       640,000           657,798
Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ..............    10,000,000        11,038,100
Cook County Tinley Park School District No.140 GO, Refunding, Series A, AMBAC Insured,
6.00%, 12/01/15 ............................................................................     8,750,000         9,887,588
 Illinois Development Finance Authority Hospital Revenue,
 Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ..............................     6,030,000         6,068,532
  Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 .............................    20,000,000        19,593,200
  Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ........     5,000,000         5,140,200
 Illinois Development Finance Authority PCR,
 Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 .................    15,200,000        15,237,392
  Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 .........................    26,550,000        30,914,820
Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
5.50%, 5/15/21 .............................................................................    10,000,000        10,686,200


Semiannual Report | 25

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)
                                                                                           PRINCIPAL AMOUNT        VALUE

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS (CONT.)
Illinois HDA, MF Program,
  Lawndale Redevelopment Project, 7.10%, 12/01/34 .......................................... $ 20,000,000   $     21,140,600
  Refunding, Series A, 7.10%, 7/01/26 ......................................................   12,915,000         12,989,390
  Series 1, 6.625%, 9/01/12 ................................................................   12,000,000         12,192,360
  Series 1, 6.75%, 9/01/21 .................................................................    7,550,000          7,660,381
  Series C, 7.35%, 7/01/11 .................................................................    2,015,000          2,023,282
Illinois Health Facilities Authority Revenue,
  Childrens Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 .....................    9,120,000          9,851,150
  Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 .....    7,090,000          7,687,758
  Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ...........    2,105,000          2,438,201
  Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .......................    2,885,000          3,053,801
  Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 ......    7,500,000          7,534,950
  South Suburban Hospital, ETM, 7.00%, 2/15/18 .............................................    4,200,000          5,335,932
  Victory Health Services, Series A, 5.75%, 8/15/27 ........................................    8,015,000          5,986,724
Illinois University Revenues, Auxiliary Facilities, Series A, AMBAC Insured,
 5.00%, 4/01/30 ............................................................................    5,000,000          5,015,100
Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 .............    5,285,000          5,506,917
 Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
  McCormick Place Expansion Project, Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 ....   39,580,000         40,924,137
  McCormick Place Expansion Project, Series A, 6.50%, 6/15/22 ..............................        5,000              5,125
  McCormick Place Expansion Project, Series A, 6.50%, 6/15/27 ..............................      555,000            568,925
  McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ................      250,000            256,308
  McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6.50%, 6/15/07 ...........        5,000              5,127
  McCormick Place Expansion, Series A, MBIA Insured, 5.00%, 12/15/28 .......................   26,795,000         26,915,310
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center,
  ETM, 5.75%, 7/01/06 ......................................................................      990,000          1,051,934
  ETM, 7.00%, 7/01/26 ......................................................................   12,000,000         15,561,480
  Pre-Refunded, 6.25%, 7/01/17 .............................................................    3,500,000          3,993,465
Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..............    4,350,000          4,370,054
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ........    1,000,000          1,325,390
 Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
  6.20%, 2/01/05 ...........................................................................      970,000            969,098
  6.625%, 2/01/10 ..........................................................................    3,050,000          3,120,211
Southwestern Illinois Development Authority Solid Waste Disposal Revenue, LaCede Steel Co.
 Project,
  8.375%, 8/01/08 ..........................................................................    2,790,000          2,801,551
  8.50%, 8/01/20 ...........................................................................    5,390,000          5,412,584
University of Illinois University Revenue, Auxiliary Facilities System, Refunding, Series B,
 FGIC Insured, 5.125%, 4/01/26 .............................................................   12,000,000         12,113,520
Upper River Valley Development Authority Environmental Facilities Revenue, General
 Electric Co. Project, 5.45%, 2/01/23 .......................................................   3,600,000          3,708,936
Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ....    7,130,000          7,411,706
                                                                                                            -----------------
                                                                                                                 423,224,966
                                                                                                            -----------------



26 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

INDIANA 1.8%
Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 ............................................   $     50,000   $         50,245
Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ..............................      1,000,000          1,032,940
Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
 5.25%, 1/01/18 ............................................................................      1,090,000          1,145,307
Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded, 6.00%,
 1/15/21 ...................................................................................      1,000,000          1,097,700
 Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co.,
 Project A, 8.00%, 12/01/24 ................................................................     20,000,000         21,400,800
Indiana Bond Bank Revenue, State Revolving Fund Program, Series A, 5.50%, 8/01/04 ..........      1,000,000          1,032,800
Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ................................      3,500,000          3,609,830
Indiana Health Facility Financing Authority Hospital Revenue,
  Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ........................     17,500,000         17,666,950
  Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ......................      1,200,000          1,113,924
Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
Refunding, 5.625%, 5/15/28 .................................................................      1,750,000          1,532,528
Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ........      2,000,000          2,057,700
Indiana State Educational Facilities Authority Revenue,
 DePauw University Project, Refunding, 5.30%, 7/01/16 ......................................        600,000            646,422
  Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ...................................      2,015,000          2,067,954
Indiana State HFA, SFMR,
  GNMA Secured, 6.10%, 7/01/22 .............................................................        605,000            629,019
  Refunding, Series A, 6.75%, 1/01/10 ......................................................      2,940,000          2,974,692
  Refunding, Series A, 6.80%, 1/01/17 ......................................................     12,835,000         12,960,141
Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 .................     15,000,000         15,547,950
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
 MBIA Insured, 5.25%, 7/01/33 ..............................................................     19,020,000         19,456,889
Jasper County EDR, Georgia-Pacific Corp. Project,
  5.625%, 12/01/27 .........................................................................      3,500,000          2,856,560
  Refunding, 6.70%, 4/01/29 ................................................................      3,000,000          2,825,940
Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured,
 7.10%, 7/01/17 ............................................................................        500,000            504,780
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, MBIA Insured,
 8.00%, 1/01/14 ............................................................................         95,000             95,429
Muncies Edit Building Corp. First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 .......      4,000,000          4,207,480
New Albany Floyd County School Building Corp. Revenue, First Mortgage, MBIA Insured,
 5.375%, 1/15/18 ...........................................................................      1,500,000          1,629,825
New Prairie Unified School Building Corp. Revenue, First Mortgage, Refunding, FSA Insured,
 5.80%, 7/05/11 ............................................................................      1,520,000          1,635,930
Penn-Harris-Madison Multi-School Building Corp. First Mortgage, FSA Insured, Pre-Refunded,
 5.90%, 7/15/14 ............................................................................      1,000,000          1,141,190
Petersburg PCR, 5.75%, 8/01/21 .............................................................      5,000,000          4,864,150
Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07 ....      1,355,000          1,508,305
Rochester Community Multi-School Building Corp. Revenue, First Mortgage, AMBAC Insured,
 5.20%, 1/15/18 ............................................................................      1,000,000          1,065,200
Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 ..........        750,000            761,100
Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ......      6,000,000          6,140,220
                                                                                                             -----------------
                                                                                                                   135,259,900
                                                                                                             -----------------



                                                          Semiannual Report | 27

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)
                                                                                             PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
IOWA
    Iowa Finance Authority Hospital Facility Revenue, 6.25%, 2/15/04 .......................  $  1,005,000   $      1,017,834
                                                                                                            -----------------
KANSAS .2%
Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
 9/01/06 ...................................................................................     1,000,000          1,104,550
Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
 Hospital, Series Z, Asset Guaranteed, 5.25%, 12/15/23 .....................................     2,000,000          2,062,480
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund,
 Series II, 5.125%, 11/01/18 ...............................................................     5,000,000          5,297,200
Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%, 11/15/18           1,875,000          1,882,256
Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured,
 5.00%, 9/01/20 ............................................................................     2,500,000          2,581,500
                                                                                                            -----------------
                                                                                                                   12,927,986
                                                                                                            -----------------

KENTUCKY 1.4%
Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ...........................     3,100,000          3,149,848
Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project,
 7.00%, 3/01/25 ............................................................................    10,000,000         10,418,200
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
  Series A, 7.50%, 2/01/20 .................................................................    10,000,000          9,996,800
  Series A, 7.125%, 2/01/21 ................................................................     9,330,000          9,001,771
  Series B, 7.25%, 2/01/22 .................................................................     3,350,000          3,293,016
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
Regional Health Center Facility, Refunding and Improvement,
  5.80%, 10/01/12 ..........................................................................     1,000,000            957,060
  5.85%, 10/01/17 ..........................................................................     5,615,000          5,191,910
Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
  6.10%, 3/01/08 ...........................................................................    20,375,000         20,916,567
  6.20%, 3/01/18 ...........................................................................    11,765,000         12,081,478
Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust,
 Series A, 6.50%, 3/01/19 ..................................................................    27,160,000         27,916,678
                                                                                                            -----------------
                                                                                                                  102,923,328
                                                                                                            -----------------
LOUISIANA 1.9%
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
10/01/12 ...................................................................................    14,285,000         14,438,278
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
Hospital Project, Series A, FSA Insured,
  6.375%, 12/01/12 .........................................................................     4,310,000          5,111,100
  6.50%, 12/01/18 ..........................................................................     5,530,000          6,897,127
  6.65%, 12/01/21 ..........................................................................     3,145,000          3,189,376
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.875%,
 11/01/12 ..................................................................................       190,000            193,889
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
 7.70%, 11/01/18 ...........................................................................     2,500,000          2,667,800
East Baton Rouge Mortgage Finance Authority, SFM Purchase,
 Series A, 6.80%, 10/01/28 .................................................................     2,250,000          2,316,780
 Series C, 7.00%, 4/01/32 ..................................................................       440,000            441,052


28 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

                                                                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

LOUISIANA (CONT.)
Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
 AMBAC Insured, 5.00%, 7/15/33 .............................................................     $ 15,000,000   $     15,010,350
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
 11/01/27 ..................................................................................        5,655,000          5,681,465
Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
 5.55%, 6/01/32 ............................................................................        2,805,000          2,852,853
Louisiana Local Government Environmental Facilities CDA Revenue, MBIA Insured, 5.00%,
 12/01/26 ..................................................................................        5,605,000          5,633,193
Louisiana Local Government Environmental Facilities CRDA, Jefferson Parking Garage Project,
 AMBAC Insured, 5.00%, 9/01/31 .............................................................        4,305,000          4,324,071
Louisiana Public Facilities Authority Revenue,
 Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ...............................       10,000,000         10,295,400
  Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ....................        5,000,000          5,017,100
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 .........       19,250,000         19,329,117
Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 ................................        9,000,000          9,332,640
 New Orleans GO, Refunding, AMBAC Insured,
  6.125%, 10/01/16 .........................................................................       10,275,000         11,176,426
  6.20%, 10/01/21 ..........................................................................        8,050,000          8,767,496
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .....        2,200,000          2,225,454
 West Feliciana Parish PCR, Gulf State Utility Co. Project,
  7.70%, 12/01/14 ..........................................................................        2,000,000          2,026,880
  7.00%, 11/01/15 ..........................................................................        3,050,000          3,171,909
                                                                                                                -----------------
                                                                                                                     140,099,756
                                                                                                                -----------------
MAINE .8%
Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project, 6.25%,
 5/01/10 ...................................................................................        5,000,000          5,064,950
Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
 Bowater Project, 7.75%, 10/01/22 ..........................................................       29,300,000         29,339,555
Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
 6.20%, 9/01/19 ............................................................................        8,000,000          8,387,600
Maine State Health and Higher Educational Facilities Authority Revenue, Series B, FSA Insured,
 Pre-Refunded, 7.00%, 7/01/24 ..............................................................        2,445,000          2,589,499
Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
 11/15/16 ..................................................................................          275,000            277,866
Maine State Housing Authority Mortgage Purchase, Series D, 6.70%, 11/15/15 .................        4,215,000          4,367,836
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .......................        4,800,000          4,730,544
                                                                                                                -----------------
                                                                                                                      54,757,850
                                                                                                                -----------------
MARYLAND .2%
Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
 Improvement, FSA Insured, 6.00%, 9/01/21 ..................................................       10,110,000         10,921,732
Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 ........        5,385,000          5,558,935
                                                                                                                -----------------
                                                                                                                      16,480,667
                                                                                                                -----------------




                                                          Semiannual Report | 29

Franklin Federal Tax-Free Income Fund

                                                                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

MASSACHUSETTS 4.6%
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
 Refunding, Series C, 5.00%, 3/01/24 .......................................................      $ 14,000,000   $     14,142,240
  Series A, FGIC Insured, 5.00%, 3/01/23 ...................................................         4,000,000          4,061,320
Massachusetts Bay Transportation Authority, Special Assessment, Series A, 5.25%, 7/01/30 ...        32,525,000         33,497,823
Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
5.00%, 6/01/22 .............................................................................        15,070,000         15,503,262
Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ......................         6,735,000          6,840,739
 Massachusetts State GO,
 Consolidated Loan, Refunding, Series B, 5.25%, 5/01/09 ....................................         1,750,000          1,966,737
  Consolidated Loan, Series A, Pre-Refunded, 7.50%, 6/01/04 ................................         2,555,000          2,649,790
  Consolidated Loan, Series A-02, Pre-Refunded, 7.50%, 6/01/04 .............................           140,000            145,194
  Consolidated Loan, Series C, 5.25%, 11/01/30 .............................................        77,230,000         79,628,764
  MBIA Insured, 5.00%, 8/01/22 .............................................................         4,100,000          4,181,139
  Refunding, Series B, ETM, 6.50%, 8/01/08 .................................................         5,900,000          6,945,303
 Massachusetts State Health and Educational Facilities Authority Revenue,
 Berkshire Health System, Series E, 6.25%, 10/01/31 ........................................         2,250,000          2,289,712
  Berkshire Health System, Series E, Asset Guaranteed, 5.70%, 10/01/25 .....................         4,500,000          4,773,195
  Harvard University, Series FF, 5.00%, 7/15/22 ............................................        13,550,000         14,042,001
  Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 .....................         1,100,000          1,118,579
 Massachusetts State HFA,
 Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ....................................         1,295,000          1,322,441
  Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ...................................           605,000            617,403
  Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ..........................................         2,910,000          3,035,101
  Housing Revenue, SF, Series 41, 6.35%, 6/01/17 ...........................................         3,105,000          3,230,877
  Series D, FGIC Insured, 6.80%, 11/15/12 ..................................................            20,000             20,116
Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
Jewish Geriatric Services Inc., Series B,
  5.375%, 5/15/17 ..........................................................................         1,965,000          2,002,807
  5.50%, 5/15/27 ...........................................................................         5,000,000          5,058,900
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
  5.65%, 10/01/17 ..........................................................................         2,295,000          2,383,426
  5.70%, 10/01/27 ..........................................................................         7,375,000          7,567,561
Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA Insured,
  5.75%, 7/01/39 ...........................................................................        11,750,000         12,394,018
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
  Series A, MBIA Insured, 5.00%, 1/01/37 ...................................................        52,130,000         51,959,014
  sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ............................        21,350,000         21,468,493
Massachusetts State Water Pollution Abatement Trust Revenue,
  MWRA Program, Series A, 5.00%, 8/01/32 ...................................................         5,000,000          5,034,800
  Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 .................         6,500,000          7,087,600
Massachusetts Turnpike Authority Metropolitan Highway Systems Revenue, Refunding,
 Subordinated, Refunding, Series A, AMBAC Insured, 5.25%, 1/01/29 ..........................         5,000,000          5,129,050
Route 3 North Transportation Improvement Association Massachusetts Lease Revenue,
 MBIA Insured, 5.375%, 6/15/29 .............................................................        16,405,000         18,809,973
                                                                                                                -----------------
                                                                                                                      338,907,378
                                                                                                                -----------------



30 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                 PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

MICHIGAN 3.3%
Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...................................     $  6,300,000   $      6,354,747
Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 .................        2,000,000          2,102,280
 Belding Area Schools GO, FGIC Insured,
  6.10%, 5/01/26 ...........................................................................          810,000            889,202
  Pre-Refunded, 6.10%, 5/01/26 .............................................................        2,995,000          3,355,269
Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 ......................................        5,310,000          5,392,146
Detroit City School District GO,
  School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 ............        2,000,000          2,043,960
  Series A, FSA Insured, 5.125%, 5/01/31 ...................................................       14,925,000         15,155,890
Detroit GO,
  Refunding, Series B, 6.375%, 4/01/06 ......................................................        7,265,000          7,851,285
  Refunding, Series B, 6.25%, 4/01/09 ......................................................          625,000            674,356
  Series A, Pre-Refunded, 6.70%, 4/01/10 ...................................................        4,550,000          4,941,072
Detroit Sewage Disposal Revenue,
 Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ...........................       10,000,000         10,141,500
  Series A, MBIA Insured, 5.00%, 7/01/27 ...................................................       15,000,000         15,101,850
Detroit Water Supply System Revenue,
  second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ......................................        5,000,000          5,266,300
  senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ......................................       17,575,000         17,696,092
  senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ......................................        6,170,000          6,341,773
  senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ........................        7,060,000          8,030,397
Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............        8,625,000          8,838,382
Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ...................        4,145,000          4,377,617
Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%,
 5/15/27 ...................................................................................        1,750,000          1,712,025
Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
 MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ...............................................        2,500,000          2,764,350
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I, 5.00%,
 10/15/24 ..................................................................................       31,350,000         31,718,049
Michigan State HDA, Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%,
 9/15/19 ...................................................................................        2,500,000          2,546,500
Michigan State Hospital Finance Authority Revenue,
 Ascension Health Credit, Refunding, Series A, MBIA Insured,Pre-Refunded, 6.125%,
  11/15/23 .................................................................................       18,000,000         21,561,300
  Presbyterian Villages Obligation Group, 6.00%, 1/01/04 ...................................          390,000            390,343
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ............       10,000,000         10,210,000
 Michigan State Trunk Line Revenue, Series A, FSA Insured,
  5.00%, 11/01/25 ..........................................................................       16,250,000         16,431,188
  5.25%, 11/01/30 ..........................................................................       10,000,000         10,302,300
Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M, MBIA
 Insured, 5.25%, 11/15/31 ..................................................................       10,000,000         10,229,800
Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 .......................        5,500,000          5,571,005
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ............................        5,000,000          5,054,100
                                                                                                                -----------------
                                                                                                                     243,045,078
                                                                                                                -----------------





                                                          Semiannual Report | 31

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                                PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

MINNESOTA 2.1%
Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 ............................       $  9,100,000   $      8,194,095
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ..........          5,000,000          4,891,400
International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ...........          3,500,000          3,032,960
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
  Series A, FGIC Insured, 5.125%, 1/01/31 ..................................................         10,000,000         10,133,800
  Series A, FGIC Insured, 5.25%, 1/01/32 ...................................................         32,025,000         32,711,936
  Series A, FGIC Insured, 5.75%, 1/01/32 ...................................................          5,000,000          5,359,350
  Series C, FGIC Insured, 5.25%, 1/01/26 ...................................................         19,000,000         19,511,480
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
 Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .....................         25,810,000         27,575,404
Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ..................................................................................         11,075,000         11,653,447
Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .......         20,000,000         20,733,000
Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ..................................................................................          8,330,000          8,765,076
University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 .......................          1,250,000          1,447,588
                                                                                                                 -----------------
                                                                                                                       154,009,536
                                                                                                                 -----------------

MISSISSIPPI 1.2%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .............         36,500,000         36,408,385
Jackson County Environmental Improvement Revenue, International Paper Company Project,
 6.70%, 5/01/24 ............................................................................          3,500,000          3,765,055
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
 5.875%, 4/01/22 ...........................................................................         40,000,000         40,015,200
  Refunding, 5.90%, 5/01/22 ................................................................          8,250,000          8,252,558
Mississippi State GO, Refunding, 5.75%, 12/01/12 ...........................................          2,000,000          2,315,140
                                                                                                                 -----------------
                                                                                                                        90,756,338
                                                                                                                 -----------------

MISSOURI 1.0%
Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...................          9,095,000          9,368,850
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
 Series A, MBIA Insured, 5.00%, 12/01/30 ...................................................         11,500,000         11,659,735
Missouri State Board of Public Buildings Special Obligation Revenue, Series A,
 4.75%, 10/15/28 ...........................................................................          8,250,000          8,119,402
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
 Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .........................................          4,500,000          4,577,940
Missouri State Health and Educational Facilities Revenue, SSM Healthcare, Series A, AMBAC
 Insured, 5.25%, 6/01/21 ...................................................................         17,500,000         18,424,350
St. Louis Airport Revenue,
 Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .......................          7,250,000          7,472,648
  Airport Development Project, Series A, MBIA Insured, 5.00%, 7/01/20 ......................          5,000,000          5,176,500
  Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 ......................          6,580,000          6,676,529
Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%,
 5/15/28 ...................................................................................          4,000,000          3,801,960
                                                                                                                 -----------------
                                                                                                                        75,277,914
                                                                                                                 -----------------



32 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

MONTANA .8%
Forsyth County PCR, The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%,
 12/01/23 ..................................................................................     $ 20,385,000   $     20,721,352
Forsyth PCR, Refunding, AMBAC Insured, 5.00%, 3/01/31 ......................................       30,000,000         30,166,200
Montana State Board of Housing SFM, Refunding, Series B-1, 6.25%, 12/01/21 .................        6,025,000          6,260,638
Montana State Health Facilities Authority Revenue, Montana Developmental Center Project,
 6.40%, 6/01/19 ............................................................................        2,000,000          2,100,860
                                                                                                                 -----------------
                                                                                                                      59,249,050
                                                                                                                 -----------------

NEBRASKA .2%
Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 ........................           45,000             45,000
Nebraska Public Power District Revenue, Series A, AMBAC Insured, 5.00%, 1/01/35 ............        5,000,000          5,033,950
Omaha Convention Hotel Corporation Revenue, Convention Center 1st Tier, Series A, AMBAC
 Insured, 5.125%, 4/01/26 ..................................................................       12,500,000         12,777,750
                                                                                                                 -----------------
                                                                                                                      17,856,700
                                                                                                                 -----------------
NEVADA 2.6%
Churchill County Health Care Facilities Revenue, Western Health Network, Series A, MBIA
 Insured, 6.25%, 1/01/14 ...................................................................        2,000,000          2,053,760
Clark County Apartment Improvement Revenue, sub. lien, Series B, FGIC Insured, 5.25%,
 7/01/31 ...................................................................................       20,000,000         20,377,200
Clark County IDR,
 Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ............................       12,500,000         12,539,875
 Southwest Gas Corp., Series A, 6.50%, 12/01/33 ............................................       10,000,000         10,091,600
Clark County School District GO, Building and Renovation, Series B, FGIC Insured, 5.25%,
 6/15/16 ...................................................................................       12,750,000         13,716,195
Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
First Tier, AMBAC Insured, 5.625%,
  1/01/32 ..................................................................................       21,995,000         23,343,293
  1/01/34 ..................................................................................       15,000,000         15,867,450
Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series A, 5.25%,
 7/01/18 ...................................................................................       23,685,000         21,722,224
Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured, 6.30%,
 7/01/22 ...................................................................................        4,500,000          4,583,790
Nevada Housing Division,
  MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 ............................................        5,405,000          5,641,469
  SF Program, Refunding, Series A-1, 6.25%, 10/01/26 .......................................        1,435,000          1,468,895
  SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 ..........................        2,260,000          2,315,664
Nevada State GO,
  Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24 .............       15,915,000         16,645,499
  Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 ...................       10,275,000         10,359,358
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Series A, 5.00%,
 12/01/06 ..................................................................................        2,320,000          2,538,706
Reno RDA, Tax Allocation, Refunding, Series A, 6.20%, 6/01/18 ..............................        3,000,000          3,105,120
Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset Guaranteed, 6.00%,
 1/15/23 ...................................................................................        5,000,000          5,411,000
Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
 12/01/14 ..................................................................................        5,000,000          5,091,550


                                                          Semiannual Report | 33

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                               PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEVADA (CONT.)
Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
 7/01/24 ...................................................................................      $  5,000,000   $      5,063,100
 Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project, Series A,
 AMBAC Insured, 6.25%, 6/01/13 .............................................................         9,295,000          9,716,528
                                                                                                                 -----------------
                                                                                                                      191,652,276
                                                                                                                 -----------------

NEW HAMPSHIRE .3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
 6/20/33 ...................................................................................         5,886,000          6,197,075
 New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
  6.00%, 10/01/24 ..........................................................................         2,000,000          2,085,460
  5.75%, 10/01/31 ..........................................................................         1,000,000          1,020,370
 New Hampshire Higher Education and Health Facilities Authority Revenue,
 New Hampshire Catholic Charities, 5.80%, 8/01/22 ..........................................         1,000,000            977,570
  Rivier College, 5.60%, 1/01/28 ...........................................................         4,590,000          4,606,203
  The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 .......................................         4,275,000          4,965,840
 New Hampshire State HFA, SFMR, Series E,
  6.75%, 7/01/19 ...........................................................................         1,550,000          1,589,959
  6.80%, 7/01/25 ...........................................................................         1,240,000          1,279,853
                                                                                                                 -----------------
                                                                                                                       22,722,330
                                                                                                                 -----------------

NEW JERSEY 1.2%
Health Care Facilities Financing Authority Revenue, FHA Insured Mortgage, Englewood Hospital,
MBIA Insured, 5.00%, 8/01/23 ...............................................................         5,000,000          5,088,200
 Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
  Series 1, 6.00%, 1/01/19 .................................................................         2,100,000          2,013,165
  Series 1, 6.00%, 1/01/29 .................................................................         5,000,000          4,703,600
  Series 2, 6.125%, 1/01/19 ................................................................         2,000,000          1,941,280
  Series 2, 6.125%, 1/01/29 ................................................................         5,000,000          4,780,650
New Jersey EDA Revenue, School Facilities Construction, Series C, MBIA Insured, 4.75%,
 6/15/25 ...................................................................................         7,500,000          7,449,525
New Jersey EDA, Lease Revenue, International Center for Public Health Project, University of
 Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .....................................         5,000,000          5,569,700
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
 Refunding, Series B, MBIA Insured, 5.00%, 12/15/21 ........................................        12,400,000         12,740,504
 New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
  5.60%, 1/01/22 ...........................................................................         7,500,000          8,135,850
  5.50%, 1/01/25 ...........................................................................        13,000,000         13,762,970
Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 ........        25,000,000         21,431,750
                                                                                                                 -----------------
                                                                                                                       87,617,194
                                                                                                                 -----------------

NEW MEXICO .2%
Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 .......................        12,000,000         12,223,440
New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, 6.00%,
 6/15/13 ...................................................................................         1,000,000          1,164,320
                                                                                                                 -----------------
                                                                                                                       13,387,760
                                                                                                                 -----------------




34 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK 15.9%
Long Island Power Authority Electric System Revenue, Series A, MBIA Insured, 5.25%,
 12/01/26 ..................................................................................   $ 10,000,000   $     10,273,400
MTA Commuter Facilities Revenue, Series A,
  5.25%, 7/01/28 ...........................................................................      5,000,000          5,705,450
  6.125%, 7/01/29 ..........................................................................     15,040,000         17,854,435
  FGIC Insured, 6.00%, 7/01/16 .............................................................      8,950,000         10,425,318
MTA Dedicated Tax Fund Revenue, Series A, FGIC Insured,
  6.00%, 4/01/30 ...........................................................................     12,500,000         14,774,000
  5.00%, 11/15/31 ..........................................................................     14,250,000         14,352,885
MTA Dedicated Tax Fund, Refunding, Series A, FSA Insured, 4.75%, 11/15/27 ..................     10,000,000          9,831,000
MTA New York Dedicated Tax Fund Revenue, Series A, MBIA Insured, 6.25%, 4/01/11 ............      1,280,000          1,539,290
MTA Transit Facilities Revenue,
  Series A, 6.00%, 7/01/24 .................................................................      5,000,000          5,902,950
  Series A, FSA Insured, 6.00%, 7/01/16 ....................................................      3,630,000          4,228,369
  Series A, Pre-Refunded, 5.625%, 7/01/27 ..................................................     10,800,000         12,450,888
  Service Contract, Refunding, Series 8, 5.375%, 7/01/21 ...................................     15,000,000         17,247,000
MTA Transportation Revenue,
  5.25%, 11/15/31 ..........................................................................     10,000,000         10,187,000
  Refunding, Series U, 5.125%, 11/15/31 ....................................................     20,720,000         20,846,185
Nassau County GO,
  Improvement, Series F, 6.625%, 3/01/08 ...................................................      7,325,000          8,238,501
  Water Utility Improvements, Series F, 6.625%, 3/01/07 ....................................      7,070,000          7,841,196
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 5.75%, 8/01/29 ............................................................................     10,000,000         10,796,000
New York City GO,
  Refunding, Series B, 6.20%, 8/15/06 ......................................................      1,500,000          1,625,580
  Refunding, Series E, 6.00%, 8/01/26 ......................................................      2,270,000          2,433,599
  Refunding, Series F, 6.00%, 8/01/13 ......................................................     14,000,000         15,374,940
  Refunding, Series H, 6.25%, 8/01/15 ......................................................     13,035,000         14,569,871
  Refunding, Series J, 6.00%, 8/01/21 ......................................................     25,255,000         27,410,767
  Series A, 6.125%, 8/01/06 ................................................................     13,605,000         14,238,041
  Series A, 6.20%, 8/01/07 .................................................................     17,375,000         18,181,026
  Series A, Pre-Refunded, 6.125%, 8/01/06 ..................................................        895,000            942,131
  Series A, Pre-Refunded, 6.20%, 8/01/07 ...................................................      4,435,000          4,670,986
  Series B, 7.50%, 2/01/04 .................................................................     10,000,000         10,129,500
  Series B, 8.25%, 6/01/05 .................................................................      1,000,000          1,102,660
  Series B, 6.30%, 8/15/08 .................................................................     19,445,000         21,038,712
  Series B, 6.125%, 8/01/09 ................................................................     11,510,000         12,045,560
  Series B, Pre-Refunded, 6.30%, 8/15/08 ...................................................      7,430,000          8,171,291
  Series B, Pre-Refunded, 6.375%, 8/15/10 ..................................................     21,740,000         23,937,697
  Series B, Pre-Refunded, 6.00%, 8/15/26 ...................................................      2,000,000          2,164,350
  Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ...................................      3,000,000          3,169,290
  Series B-1, Pre-Refunded, 7.30%, 8/15/11 .................................................      8,000,000          8,466,720
  Series D, 8.00%, 8/01/16 .................................................................          5,000              5,073
  Series D, 5.50%, 6/01/24 .................................................................     23,940,000         24,900,712
  Series D, 6.00%, 2/15/25 .................................................................      5,070,000          5,429,514


                                                          Semiannual Report | 35

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

NEW YORK (CONT.)
New York City GO,
 Series D, Pre-Refunded, 6.00%, 2/15/25 ..................................................     $ 15,560,000   $     16,663,360
 Series E, 5.75%, 2/15/09 ................................................................          175,000            184,641
 Series E, 6.50%, 12/01/12 ...............................................................           20,000             20,066
 Series E, Pre-Refunded, 5.75%, 2/15/09 ..................................................        5,120,000          5,463,501
 Series E, Pre-Refunded, 6.00%, 8/01/26 ..................................................          730,000            828,316
 Series F, Pre-Refunded, 6.50%, 2/15/07 ..................................................        8,050,000          8,671,702
 Series F, Pre-Refunded, 6.50%, 2/15/08 ..................................................        7,540,000          8,122,314
 Series F, Pre-Refunded, 6.60%, 2/15/10 ..................................................       16,000,000         17,256,000
 Series F-2003, 8.20%, 11/15/04 ..........................................................           30,000             31,115
 Series G, 6.00%, 10/15/26 ...............................................................       12,905,000         13,972,760
 Series G, Pre-Refunded, 6.00%, 10/15/26 .................................................        2,430,000          2,821,352
 Series H-1, 6.125%, 8/01/11 .............................................................        4,900,000          5,127,997
 Series H-1, Pre-Refunded, 6.125%, 8/01/09 ...............................................          240,000            252,638
 Series H-1, Pre-Refunded, 6.125%, 8/01/11 ...............................................          100,000            105,266
 Series I, 6.25%, 4/15/13 ................................................................       12,450,000         13,902,915
 Series I, 6.25%, 4/15/27 ................................................................        2,240,000          2,483,510
 Series I, Pre-Refunded, 6.25%, 4/15/13 ..................................................       24,160,000         27,847,782
 Series I, Pre-Refunded, 6.25%, 4/15/27 ..................................................        4,760,000          5,495,182
 Series J, Pre-Refunded, 6.00%, 8/01/21 ..................................................        3,005,000          3,471,977
New York City Municipal Water Finance Authority Water and
 Sewer System Revenue, Refunding, 5.50%, 6/15/33 .........................................       55,000,000         57,641,650
 Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 .......................................        4,855,000          4,946,177
 Series A, 5.75%, 6/15/30 ................................................................        8,000,000          8,623,040
 Series A, FGIC Insured, 5.50%, 6/15/32 ..................................................       10,000,000         10,513,300
 Series B, 5.75%, 6/15/29 ................................................................       15,000,000         16,129,650
 Series B, AMBAC Insured, 5.25%, 6/15/29 .................................................        8,000,000          8,150,240
 Series B, FSA Insured, 5.25%, 6/15/29 ...................................................        4,030,000          4,105,683
 Series B, MBIA Insured, 5.75%, 6/15/26 ..................................................        3,000,000          3,281,730
 Series D, 5.25%, 6/15/25 ................................................................       10,000,000         10,313,800
 Series G, FSA Insured, 5.125%, 6/15/32 ..................................................       24,215,000         24,525,678
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Refunding, Series C, 5.50%, 11/01/20 .................................        5,000,000          5,424,750
 Future Tax Secured, Refunding, Series C-A, 5.50%, 11/01/24 ..............................        4,200,000          4,470,396
 Future Tax Secured, Series B, 6.00%, 11/15/29 ...........................................       10,000,000         11,934,100
 Future Tax Secured, Series B, 5.00%, 5/01/30 ............................................        7,500,000          7,526,925
 Future Tax, Secured, Series D, 5.00%, 2/01/27 ...........................................       10,000,000         10,058,100
 Series E, 5.00%, 2/01/28 ................................................................        8,885,000          8,930,047
New York City Transportation Authority MTA, Triborough COP,
 Series A, AMBAC Insured, 5.40%, 1/01/19 .................................................       15,000,000         16,057,500
New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001,
 Series D, AMBAC Insured, 5.125%, 7/01/31 ................................................        8,000,000          8,147,840




36 |  Semiannual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

NEW YORK (CONT.)
New York GO,
  6.125%, 8/01/25 ........................................................................     $ 65,300,000   $     71,514,601
  Refunding, Series A, 6.25%, 8/01/08 ....................................................        1,380,000          1,445,467
  Refunding, Series A, Pre-Refunded, 6.25%, 8/01/08 ......................................        3,010,000          3,170,102
  Refunding, Series H, Pre-Refunded, 6.125%, 8/01/25 .....................................          485,000            562,547
  Series F, 5.25%, 1/15/23 ...............................................................       20,000,000         20,437,400
New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39 .......       16,000,000         17,182,240
New York State Dormitory Authority Revenue,
  City University General Resources, Series 2, MBIA Insured, Pre-Refunded, 6.25%,
  7/01/19 ................................................................................        4,000,000          4,137,360
  City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 ...................       10,000,000         10,150,700
  City University System, Third General, 6.00%, 7/01/20 ..................................       16,860,000         19,151,611
  City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ..........        5,500,000          6,239,805
  Interfaith Medical Center, Series D, 5.40%, 2/15/28 ....................................        8,000,000          8,208,960
  Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ............................       14,290,000         15,944,068
  Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ............................          170,000            181,378
  Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .........................        3,710,000          4,263,347
  Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ...................        5,000,000          5,161,100
  State University Educational Facilities, 5.125%, 5/15/21 ...............................        7,165,000          7,357,237
  Upstate Community Colleges, Series A, 5.00%, 7/01/28 ...................................       10,000,000          9,985,300
  Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .........................        4,830,000          5,512,189
New York State Energy Research and Development Authority Electric Facilities Revenue,
 Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ........................        8,500,000          9,069,585
New York State HFA,
  Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ..................       14,070,000         14,984,550
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ............        4,940,000          5,325,567
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...........        3,820,000          4,108,334
  Service Contract Obligation Revenue, Refunding, Series C, 5.50%, 9/15/22 ...............       17,505,000         18,334,387
  Service Contract Obligation Revenue, Series A, 6.375%, 9/15/14 .........................           25,000             26,649
  Service Contract Obligation Revenue, Series A, 6.375%, 9/15/16 .........................        3,785,000          4,034,696
  Service Contract Obligation Revenue, Series A, Pre-Refunded, 6.375%, 9/15/14 ...........        3,130,000          3,336,486
  Service Contract Obligation Revenue, Series A, Pre-Refunded, 6.50%, 3/15/25 ............       10,000,000         11,154,100
New York State Medical Care Facilities Finance Agency Revenue,
 Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ......        6,130,000          6,302,743
  Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ...............        7,600,000          8,261,808
  The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ......       12,500,000         13,269,125
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
  AMBAC Insured, 5.50%, 4/01/06 ..........................................................        1,000,000          1,038,160
  FSA Insured, 6.00%, 4/01/14 ............................................................        1,420,000          1,690,169
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
  5.75%, 4/01/16 .........................................................................       13,200,000         14,775,024
  Pre-Refunded, 6.25%, 4/01/14 ...........................................................       11,600,000         12,647,132






                                                          Semiannual Report | 37

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

NEW YORK (CONT.)
New York State Urban Development Corp. Revenue,
 Correctional Capital Facilities, Series 5, 6.10%, 1/01/12 ...............................    $  7,685,000   $      8,270,059
 senior lien, Corporate Purpose, 5.50%, 7/01/05 ..........................................         400,000            427,832
 Youth Facilities, 6.00%, 4/01/17 ........................................................       4,285,000          4,945,061
 Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ..........................................       7,435,000          8,580,287
Onondaga County GO, ......................................................................
 Economically Defeased, 5.875%, 2/15/12 ..................................................         700,000            824,047
 Unrefunded Balance, 5.875%, 2/15/12 .....................................................         300,000            347,067
Triborough Bridge and Tunnel Authority Revenue, General Purpose, .........................
 Refunding, Series X, 6.625%, 1/01/12 ....................................................       1,800,000          2,191,608
 Refunding, Series Y, 5.90%, 1/01/07 .....................................................         500,000            561,290
 Refunding, Series Y, 6.00%, 1/01/12 .....................................................       1,000,000          1,166,870
 Series A, 5.00%, 1/01/27 ................................................................       5,000,000          5,026,300
 Series A, 5.00%, 1/01/32 ................................................................      20,000,000         20,038,600
 Series B, 5.50%, 1/01/30 ................................................................      15,000,000         16,609,350
Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
 Series A, 7.90%, 12/15/07 ...............................................................       3,030,000          3,010,820
                                                                                                             ----------------

                                                                                                                1,166,968,005
                                                                                                             ----------------

NORTH CAROLINA 2.8%
 Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
  5.90%, 1/15/16 .........................................................................       7,010,000          7,371,225
  Pre-Refunded, 5.90%, 1/15/16 ...........................................................       2,890,000          3,212,668
Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
 Refunding, 5.25%, 10/01/24 ..............................................................       6,000,000          5,917,320
North Carolina Eastern Municipal Power Agency Power System Revenue, ......................
  Refunding, Series A, 5.75%, 1/01/26 ....................................................      65,350,000         66,609,948
  Refunding, Series B, 6.00%, 1/01/22 ....................................................       1,250,000          1,342,013
  Refunding, Series B, 6.25%, 1/01/23 ....................................................      39,030,000         43,055,164
  Refunding, Series B, 5.75%, 1/01/24 ....................................................      35,140,000         35,942,949
  Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ......................................       1,280,000          1,303,334
  Refunding, Series D, 6.75%, 1/01/26 ....................................................       5,000,000          5,475,700
  Series B, 6.00%, 1/01/05 ...............................................................       1,355,000          1,379,187
  Series D, 6.70%, 1/01/19 ...............................................................       2,000,000          2,209,600
  Series D, Refunding, 5.125%, 1/01/23 ...................................................      12,000,000         11,636,040
  Series D, Refunding, 5.125%, 1/01/26 ...................................................       3,000,000          2,849,340
University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ........       5,000,000          5,227,450
Winston-Salem Water and Sewer System Revenue, Refunding, Pre-Refunded, 5.125%,
 6/01/28 .................................................................................      11,000,000         12,452,550
                                                                                                             ----------------
                                                                                                                  205,984,488
                                                                                                             ----------------
NORTH DAKOTA .1%
Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series,
AMBAC Insured, 6.05%, 1/01/19 ............................................................       9,130,000          9,736,141
Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 ..............................         531,000            239,019
                                                                                                             ----------------
                                                                                                                    9,975,160
                                                                                                             ----------------



38 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

OHIO 2.7%
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Childrens
 Hospital Center, FSA Insured, 5.00%, 11/15/31 ..........................................           $  9,250,000   $      9,343,610
Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 .................             20,000,000         20,106,200
Columbus City School District GO, FGIC Insured, 5.00%, 12/01/28 .........................             16,000,000         16,205,920
Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ........             17,100,000         18,771,525
Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
 Refunding,
  Series A, 5.625%, 2/01/18 .............................................................              6,000,000          4,805,280
  Series E, 6.05%, 10/01/09 .............................................................              4,000,000          3,659,240
  Series F, 6.05%, 10/01/09 .............................................................              2,750,000          2,515,727
Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds,
 MBIA Insured, 5.00%, 12/01/27 ..........................................................              7,500,000          7,570,050
Hamilton County Sales Tax, Series B, AMBAC Insured, 5.25%, 12/01/32 .....................             10,000,000         10,254,700
Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 ......             11,985,000         13,308,655
Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
 Pre-Refunded,
  5.50%, 12/01/10 .......................................................................              1,300,000          1,477,931
  5.60%, 12/01/11 .......................................................................              1,000,000          1,140,730
  5.65%, 12/01/12 .......................................................................                925,000          1,071,252
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
  5.375%, 12/01/20 ......................................................................              4,275,000          4,573,395
  5.45%, 12/01/25 .......................................................................              3,000,000          3,166,650
Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project,
 Refunding, 6.10%, 9/01/30 ..............................................................             12,000,000         12,178,080
Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan Fund,
 Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ....................................             18,000,000         18,969,120
Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%,
 8/15/27 ................................................................................              3,250,000          3,294,850
Pickerington Local School District GO, School Facilities Construction and Improvement,
 FGIC Insured, 5.00%, 12/01/28 ..........................................................             15,000,000         15,168,300
University of Akron General Receipts Revenue, FGIC Insured, 5.75%, 1/01/29 ..............             11,305,000         12,237,663
University of Cincinnati COP,
  Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ........................              4,000,000          4,069,840
  University Center Project, MBIA Insured, 5.125%, 6/01/24 ..............................             10,500,000         10,724,385
University of Cincinnati General Receipts Revenue, Series A,
 FGIC Insured, 5.25%, 6/01/24 ............................................................              5,000,000          5,202,750
                                                                                                                    ----------------
                                                                                                                        199,815,853
                                                                                                                    ----------------

OKLAHOMA .6%
Stillwater Medical Center Authority Revenue,
 Series A, 6.10%, 5/15/09 ...............................................................              2,730,000          2,899,233
  Series B, 6.35%, 5/15/12 ..............................................................              1,165,000          1,225,545
  Series B, 6.50%, 5/15/19 ..............................................................              3,390,000          3,451,155
Tulsa County Municipal Airport Revenue, American Airlines Inc.,
  7.35%, 12/01/11 .......................................................................              4,000,000          3,720,080
  6.25%, 6/01/20 ........................................................................             18,530,000         15,565,571
Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
 Pre-Refunded, 6.25%, 2/15/14 ...........................................................              2,000,000          2,209,520


                                                          Semiannual Report | 39

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

OKLAHOMA (CONT.)
Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 ..............        10,000,000   $      8,485,700
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
 6.00%, 8/15/14 .........................................................................         4,000,000          4,077,600
                                                                                                              ----------------
                                                                                                                    41,634,404
                                                                                                              ----------------

OREGON .9%
Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ..............        10,500,000         10,692,360
Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20 .....         4,000,000          4,230,600
Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
 10/15/13 ...............................................................................         1,250,000          1,489,650
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
 Pre-Refunded, 6.00%, 5/01/26 ...........................................................        10,000,000         11,891,500
Oregon State EDR, Georgia Pacific Corp. Project,
  Refunding, Series 183, 5.70%, 12/01/25 ................................................         3,500,000          2,906,890
  Series CLVII, 6.35%, 8/01/25 ..........................................................         5,500,000          4,989,435
Oregon State GO,
  Series LX, 6.75%, 5/01/05 .............................................................         1,000,000          1,078,250
  State Board of Higher Education, Series A, 5.00%, 8/01/26 .............................        12,000,000         12,129,480
Salem-Keizer School District No. 24J, GO, 5.00%, 6/01/19 ................................        15,055,000         15,746,326
                                                                                                              ----------------
                                                                                                                    65,154,491
                                                                                                              ----------------

PENNSYLVANIA 4.9%
Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA
 Insured, 6.50%, 11/15/30 ...............................................................        10,000,000         11,549,600
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
  5.50%, 12/01/29 .......................................................................        10,000,000          9,703,300
  Series A, 6.70%, 12/01/20 .............................................................         5,250,000          5,462,782
Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
 3/01/29 ................................................................................        10,000,000         10,080,600
Berks County GO, AMBAC Insured, 5.00%, 11/15/25 .........................................         5,000,000          5,061,950
Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ..............         5,000,000          5,777,550
Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
 5.00%, 12/01/18 ........................................................................         7,090,000          7,456,978
Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
 FSA Insured, 5.75%,
  1/01/22 ...............................................................................         8,500,000          9,313,705
  1/01/26 ...............................................................................        10,000,000         10,832,500
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
 Insured, 5.60%, 7/01/17 ................................................................         5,000,000          5,778,000
Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 .............        18,700,000         19,144,686
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA
 Insured, 6.15%, 8/01/29 ................................................................         4,000,000          4,357,240
Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities,
 5.25%, 11/15/28 ........................................................................         2,500,000          2,338,300


40 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

PENNSYLVANIA (CONT.)
Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
 5.25%, 10/01/30 ........................................................................         $ 12,150,000   $     12,550,828
Pennsylvania EDA,
  Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 .....            5,000,000          5,709,100
  Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ......           13,500,000         13,956,435
Pennsylvania Infrastructure Investment Authority Revenue, Pennvest Loan Pool Program,
 Series A, 5.85%, 9/01/08 ...............................................................            1,520,000          1,559,307
Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements Program,
 Refunding, 6.60%, 11/01/09 .............................................................           33,280,000         33,945,600
Pennsylvania State GO, First Series, FGIC Insured, 5.00%, 2/01/20 .......................            5,000,000          5,211,100
Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
 5.25%, 10/01/30 ........................................................................           15,630,000         15,974,954
Philadelphia Gas Works Revenue, 1st Series A, FSA Insured, 5.00%, 7/01/26                            5,000,000          5,032,650
Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ...........................................            5,000,000          5,056,400
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ....            3,275,000          3,390,444
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ....            5,690,000          5,918,966
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%, 1/01/28 ...            3,700,000          3,808,854
  Temple University Hospital, 5.875%, 11/15/23 ..........................................            5,000,000          4,848,350
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ....           15,000,000         15,405,300
Philadelphia School District GO, Series A, FSA Insured, 5.75%, 2/01/30 ..................           14,050,000         15,186,786
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ....................            4,090,000          4,302,762
Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ......           25,000,000         25,089,750
Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
 5.125%, 2/01/35 ........................................................................           15,000,000         15,181,950
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax,
 AMBAC Insured, 5.25%, 2/01/31 ..........................................................            5,000,000          5,113,400
State Public School Building Authority School Revenue,
  Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ....................            9,500,000          9,598,990
  Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 .....................           20,000,000         20,135,400
State Turnpike Commision Revenue, AMBAC Insured, 5.00%, 7/15/31 .........................            5,850,000          5,894,285
Susquehanna Area Regional Airport Authority Revenue, Series B, AMBAC Insured, 5.00%,
 1/01/33 ................................................................................           11,845,000         11,922,111
Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
 AMBAC Insured, 6.15%, 12/01/29 .........................................................            5,000,000          5,848,650
                                                                                                                 ----------------
                                                                                                                      357,499,563
                                                                                                                 ----------------
RHODE ISLAND .5%
Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ...............            9,900,000          9,727,245
Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence, Series A,
 AMBAC Insured, 6.70%, 1/01/15 ..........................................................            2,200,000          2,367,618
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
  Refunding, Series 25-A, 4.95%, 10/01/16 ...............................................              160,000            161,930
  Series 10-A, 6.50%, 10/01/22 ..........................................................              475,000            479,945
  Series 10-A, 6.50%, 4/01/27 ...........................................................              265,000            267,981
  Series 15-A, 6.85%, 10/01/24 ..........................................................              620,000            635,488


                                                          Semiannual Report | 41

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                             PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

RHODE ISLAND (CONT.)
Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC
 Insured, Pre-Refunded, 6.75%, 6/01/25 ..................................................            $3,000,000      $   3,158,160
Rhode Island State Health and Educational Building Corp. Revenue,
  Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ..........................             8,400,000          8,779,344
  Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ........................             7,000,000          7,114,240
  St. Antoine Residence, Pre-Refunded, 6.70%, 11/15/12 ..................................             2,320,000          2,370,112
  St. Antoine Residence, Pre-Refunded, 6.75%, 11/15/18 ..................................             2,750,000          2,809,427
                                                                                                                  ----------------
                                                                                                                        37,871,490
                                                                                                                  ----------------
SOUTH CAROLINA 1.4%
Beaufort-Jasper Water and Sewer Authority, Waterwork and Sewer System Revenue, Refunding,
 FSA Insured, 5.00%, 3/01/26 ............................................................             7,750,000          7,854,780
Berkeley County School District COP, Berkeley School Facilities Group Inc., AMBAC Insured,
 Pre-Refunded, 6.30%, 2/01/16 ...........................................................             1,800,000          1,858,446
Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
 10/01/28 ...............................................................................             8,000,000          8,112,000
Piedmont Municipal Power Agency Electric Revenue, Refunding,
  6.60%, 1/01/21 ........................................................................            10,205,000         10,294,702
  Series A, 6.55%, 1/01/16 ..............................................................             7,340,000          7,403,931
  Series A, 5.75%, 1/01/24 ..............................................................             3,150,000          3,134,848
  Series A, AMBAC Insured, 5.75%, 1/01/24 ...............................................             5,050,000          5,066,867
South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 ..            31,835,000         32,876,960
South Carolina State Public Service Authority Revenue, Refunding, Series A, AMBAC Insured,
 4.75%, 1/01/32 .........................................................................            10,000,000          9,756,700
South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC Insured, 5.10%,
 10/01/27 ...............................................................................            16,250,000         18,258,175
                                                                                                                  ----------------
                                                                                                                       104,617,409
                                                                                                                  ----------------

SOUTH DAKOTA .3%
Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding,
 6.70%, 6/01/10 .........................................................................             5,000,000          5,058,200
South Dakota Health and Educational Facilities Authority Revenue, Avera Health
 Issue, 5.25%, 7/01/22 ..................................................................            15,425,000         16,192,240
                                                                                                                  ----------------
                                                                                                                        21,250,440
                                                                                                                  ----------------

TENNESSEE .4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Refunding, First
 Mortgage Mountain States Health, Series A, MBIA Insured, 6.00%, 7/01/21 ................             7,000,000          7,916,930
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .......................             5,000,000          5,095,350
Memphis GO, 5.00%, 4/01/17 ..............................................................             3,000,000          3,180,120
Metropolitan Government Nashville and Davidson County District Energy, Series A, AMBAC
 Insured, 5.00%, 10/01/25 ...............................................................             5,460,000          5,546,049
Tennessee HDA Revenue, Homeownership Program, Refunding Series 1D, 4.70%, 7/01/15 .......             1,210,000          1,248,454
Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
 Program, Pre-Refunded, 6.45%, 10/01/14 .................................................             2,275,000          2,431,998
                                                                                                                  ----------------
                                                                                                                        25,418,901
                                                                                                                  ----------------




42 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                             PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

TEXAS 6.1%
Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ........      $ 10,000,000   $     10,060,100
Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 ..................         7,755,000          8,291,181
Bexar County Health Facilities Development Corp. Revenue, Incarnate Word
Health Services,
Refunding, FSA Insured, ETM,
  6.00%, 11/15/15 .......................................................................         7,500,000          8,170,500
  6.10%, 11/15/23 .......................................................................         8,300,000          9,102,527
Bexar County HFC, MFHR, American Opportunity Housing, Series A, MBIA Insured, 5.80%,
1/01/31 .................................................................................         6,000,000          6,179,820
Bexar County HFC Revenue, GNMA Secured, 8.10%, 3/01/24 ..................................            35,000             35,042
 Bexar County HFC, MFHR, Honey Creek Apartments Project, Series A, MBIA Insured,
  6.125%, 4/01/20 .......................................................................         1,000,000          1,062,280
  6.20%, 4/01/30 ........................................................................         2,845,000          3,022,642
 Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
  5.875%, 5/01/22 .......................................................................         2,860,000          3,089,258
  6.35%, 5/01/25 ........................................................................         1,890,000          2,045,830
Brazos Higher Education Authority Revenue, Student Loan Inc., Refunding, Series A-2, 6.80%,
12/01/04 ................................................................................           825,000            859,955
Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 .........................................         2,005,000          2,068,739
Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 .................................         1,000,000          1,062,850
Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ......................................           175,000            192,171
Dallas Area Rapid Transit Revenue, senior lien, Refunding, AMBAC Insured,
 5.50%, 12/01/07 ........................................................................         1,250,000          1,415,025
Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ...............................................         2,000,000          2,119,580
Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A, FGIC
Insured, 5.625%, 11/01/26 ...............................................................        85,000,000         88,633,750
Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 ...................         4,190,000          3,892,468
Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ................................         9,900,000         10,132,650
Edcouch Elsa ISD, GO, 5.50%, 2/15/30 ....................................................         2,000,000          2,091,480
Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center Project, Refunding,
AMBAC Insured, 6.875%, 11/01/10 .........................................................         2,700,000          2,841,075
Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects,
Refunding, 5.50%, 9/01/17 ...............................................................         3,250,000          3,287,732
Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project,
 5.70%, 4/01/32 .........................................................................         3,000,000          2,751,900
 Harris County GO, Permanent Improvement, Refunding, 4.75%,
 10/01/24 ...............................................................................         5,000,000          4,902,350
  10/01/28 ..............................................................................        10,000,000          9,577,000
Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ...................        20,250,000         20,413,417
Hidalgo County GO, Certificates Obligation, FSA Insured, 5.25%, 8/15/21 .................         2,500,000          2,636,825
Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ........         2,000,000          2,077,660
Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC
Insured, 5.125%, 3/01/28 ................................................................        15,000,000         15,206,850
Houston GO, Refunding, Public Improvement, MBIA Insured, 5.00%, 3/01/25 .................         5,000,000          5,043,700
 Houston Water and Sewer Systems Revenue, Junior Lien, Refunding,
 Series B, FGIC Insured, 5.25%, 12/01/30 ................................................        14,000,000         14,297,780
  Series D, FGIC Insured, 5.00%, 12/01/25 ...............................................         9,710,000          9,821,082
Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ........................................            20,000             20,069
Keller ISD, GO, Refunding, 5.375%, 8/15/25 ..............................................         1,500,000          1,565,145


                                                          Semiannual Report | 43

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

TEXAS (CONT.)
Kerrvillw ISD, GO, Refunding, 6.00%, 8/15/13 .........................................................  $1,000,000        $1,171,330
Laredo ISD, GO, 5.25%, 8/01/24 .......................................................................   4,000,000         4,111,280
Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ..........................   2,130,000         2,322,999
Lower Colorado River Authority Revenue,
  Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ..................................   2,000,000         2,012,440
  Refunding, FSA Insured, 5.00%, 5/15/31 .............................................................  10,000,000        10,034,300
Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
 12/01/17 ............................................................................................     465,000           486,469
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
 Refunding, 6.00%, 7/01/28 ...........................................................................  19,200,000        18,811,200
Matagorda County Navigation District No. 1 Revenue, PCR, Collateralized, Houston Lighting and
 Power Co., Refunding, Series A, AMBAC Insured, 6.70%, 3/01/27 .......................................   5,500,000         5,669,950
North Central Health Facility Development Corp. Revenue, Texas Health Resources System,
 Series B, MBIA Insured, 5.125%, 2/15/22 .............................................................   5,985,000         6,124,750
North Central Texas Health Facility Development Corp. Revenue, Children's Medical Center Dallas,
 Refunding, AMBAC Insured, 5.25%, 8/15/24 ............................................................  19,335,000        19,854,338
Northside ISD, GO, Refunding, 5.00%, 2/15/26 .........................................................   2,500,000         2,516,475
Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
  5.60%, 1/01/27 .....................................................................................   6,000,000         2,760,000
  Series A, 5.60%, 4/01/18 ...........................................................................   4,500,000         2,070,000
Onalaska ISD, GO, 5.375%, 2/15/32 ....................................................................   2,840,000         2,930,681
Pasadena GO, Certificates Obligation, FGIC Insured, 5.25%, 4/01/32 ...................................   3,000,000         3,073,770
Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 .........................   4,000,000         4,008,360
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
 12/01/22 ............................................................................................  15,000,000        14,844,000
Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
 Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ................................  12,000,000        13,325,640
Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ..................   2,500,000         2,737,700
Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%,
 4/01/18 .............................................................................................   9,000,000         9,930,150
San Antonio Water Revenue,
  MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 .........................................................     175,000           180,072
  Refunding, FSA Insured, 5.00%, 5/15/28 .............................................................   5,000,000         5,027,500
  Systems, Refunding, FSA Insured, 5.00%, 5/15/25 ....................................................   5,000,000         5,041,350
Southmost Regional Water Authority, Water Supply Contact Revenue, MBIA Insured, 5.00%,
 9/01/25 .............................................................................................   5,000,000         5,042,250
Tarrant County Health Facilities Development Corp. Health Services Revenue, Health Resources
 System, Series A, MBIA Insured, 5.00%, 2/15/26 ......................................................  13,555,000        13,626,435
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
 Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ....................................................   4,000,000         4,686,120
Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
 Series C, 5.75%,
  8/15/18 ............................................................................................   1,570,000         1,368,663
  8/15/28 ............................................................................................   3,900,000         3,184,896
Texas City IDC, Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
 10/01/20 ............................................................................................     500,000           648,585


44 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

TEXAS (CONT.)
Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
 12/01/25 ..........................................................................................     $ 1,000,000     $ 1,031,090
Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ......................................       1,545,000       1,598,627
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
  Series A, MBIA Insured, 5.50%, 11/01/17 ..........................................................       1,735,000       1,891,983
  Series D, FSA Insured, 5.375%, 11/01/27 ..........................................................      13,705,000      14,174,807
University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
 8/15/20 ...........................................................................................       1,000,000       1,165,270
Wylie ISD, GO,
  Pre-Refunded, 7.00%, 8/15/24 .....................................................................         450,000         566,537
  Pre-Refunded, 7.00%, 8/15/24 .....................................................................         210,000         264,384
  Refunding, 7.00%, 8/15/24 ........................................................................         340,000         411,620
                                                                                                                    ----------------
                                                                                                                         446,676,454
                                                                                                                    ----------------

U.S. TERRITORIES 2.4%
Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%,
 5/15/33 ............................................................................................     24,215,000      21,824,495
District Columbia GO, FGIC Insured, 5.00%, 6/01/28 ..................................................     22,475,000      22,474,101
District of Columbia GO,
  Pre-Refunded, Series A, FSA Insured, 5.375%, 6/01/24 ..............................................      1,420,000       1,635,457
  Series A, FSA Insured, 5.375%, 6/01/24 ............................................................      3,580,000       3,753,451
  Series E, MBIA Insured, Refunding, 6.00%, 6/01/13 .................................................      1,230,000       1,258,118
District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds, 6.50%,
 5/15/33 ............................................................................................     35,000,000      30,863,000
Puerto Rico Commonwealth GO,
  AMBAC Insured, 5.40%, 7/01/25 .....................................................................        250,000         278,887
  Pre-Refunded, 6.50%, 7/01/23 ......................................................................        250,000         262,717
Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ....................................................        250,000         286,083
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.50%,
 7/01/36 ............................................................................................      7,000,000       7,311,430
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
  Series A, 5.00%, 7/01/38 ..........................................................................      2,500,000       2,451,400
  Series Y, 5.00%, 7/01/36 ..........................................................................     59,000,000      57,878,410
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
Appropriation, Refunding, 7.875%, 10/01/04 ..........................................................        325,000         326,693
Puerto Rico Electric Power Authority Revenue,
  Series T, 5.50%, 7/01/20 ..........................................................................        400,000         411,644
  Series X, 5.50%, 7/01/25 ..........................................................................        200,000         202,856
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage, First
 Portfolio, 6.25%, 4/01/29 ..........................................................................        130,000         134,507
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing Authority
 Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .....................................................        350,000         357,917
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
 Authority Industrial Revenue,
  Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ......................................................        850,000         832,949
  Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 ......................................        250,000         266,200
Puerto Rico PBA Revenue, Government Facilities, Series D, 5.25%, 7/01/27 ............................     12,000,000      12,182,640


                                                          Semiannual Report | 45

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

U.S. TERRITORIES (CONT.)
University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 .........................    $    285,000    $    293,151
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
  5.50%, 10/01/18 ..................................................................................       1,400,000       1,450,302
  5.50%, 10/01/22 ..................................................................................       5,000,000       5,062,700
  5.625%, 10/01/25 .................................................................................       1,900,000       1,914,459
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
 7/01/18 ...........................................................................................         500,000         489,005
                                                                                                                    ----------------
                                                                                                                         174,202,572
                                                                                                                    ----------------

UTAH .7%
Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A, 7.50%,
 2/01/10 ...........................................................................................       5,050,000       5,160,696
Intermountain Power Agency Power Supply Revenue,
  Refunding, ETM, 6.15%, 7/01/14 ...................................................................      16,225,000      18,274,380
  Series A, 6.15%, 7/01/14 .........................................................................       8,775,000       9,587,477
Salt Lake County College Revenue, Westminster College Project,
  5.70%, 10/01/17 ..................................................................................       1,000,000       1,061,600
  5.75%, 10/01/27 ..................................................................................       1,000,000       1,028,280
  5.625%, 10/01/28 .................................................................................       3,305,000       3,385,444
South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 ......................................       4,770,000       4,861,250
Utah State HFAR,
  Refunding, Series A, FNMA Insured, 6.50%, 5/01/19 ................................................       2,945,000       2,965,026
  SFM, Series B, 6.55%, 7/01/19 ....................................................................         405,000         416,223
  SFM, Series B, 6.55%, 7/01/26 ....................................................................       1,055,000       1,081,691
  SFM, Series E-1, 6.65%, 7/01/20 ..................................................................         250,000         256,955
                                                                                                                    ----------------
                                                                                                                          48,079,022
                                                                                                                    ----------------

VERMONT .4%
Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .................................       5,780,000       5,841,384
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
 Series A, AMBAC Insured, 6.125%, 12/01/27 .........................................................      13,000,000      14,776,320
Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 .......................................................       6,090,000       6,273,735
                                                                                                                    ----------------
                                                                                                                          26,891,439
                                                                                                                    ----------------

VIRGINIA .4%
Danville IDA, Hospital Revenue,
  Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 ....................       5,840,000       6,187,714
  Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 .............................       5,885,000       6,235,393
Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded, 6.00%,
 8/01/15 ...........................................................................................       7,250,000       7,844,282
Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
 7/01/18 ...........................................................................................       2,000,000       2,108,720
Virginia State HDA Commonwealth Mortgage Revenue, Series H, Subseries H-1, MBIA Insured,
 5.35%, 7/01/31 ....................................................................................      10,000,000      10,111,900
Virginia State Public School Authority GO, Series B, Pre-Refunded, 6.00%, 8/01/05 ..................         190,000         200,775
                                                                                                                    ----------------
                                                                                                                          32,688,784
                                                                                                                    ----------------





46 |  Semiannual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

WASHINGTON 2.5%
Aberdeen GO, Series A, MBIA Insured, Pre-Refunded, 5.80%, 12/01/12 .................................     $   100,000     $   100,352
Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 .......................................         100,000         102,601
Bellingham Housing Authority Revenue,
  Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 ...........................................         200,000         211,810
  Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ................         200,000         201,308
Chelan County PUD No. 1,
  Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 ..............................       5,000,000       5,103,750
  Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA Insured, 5.25%,
   7/01/33 .........................................................................................         200,000         202,674
Clark County PUD No. 1,
  Generating System Revenue, FGIC Insured, ETM, 6.00%, 1/01/08 .....................................         200,000         229,160
  Generating Systems Revenue, FSA Insured, 5.50%, 1/01/25 ..........................................      15,015,000      15,718,152
Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ............................         200,000         224,164
Conservation and Renewable Energy System Revenue, Washington Conservation Project,
 Pre-Refunded, 6.50%, 10/01/14 .....................................................................         400,000         427,784
Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 ...................         100,000         106,822
Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured,
 5.35%, 7/01/18 ....................................................................................      11,500,000      12,476,810
Federal Way GO, Refunding, 5.85%, 12/01/21 .........................................................         100,000         100,352
Grant County PUD No. 002, Wanapum Hydro Electric Revenue, Refunding, Second Series,
 Series A, MBIA Insured, 5.20%, 1/01/23 ............................................................         250,000         256,465
Grant County PUD No. 2,
  Priest Rapids Hydro Electric Revenue, Second Series, Series B, MBIA Insured, 5.875%,
   1/01/26 .........................................................................................         100,000         104,922
  Wanapum Hydro Electric Revenue, Refunding, Series D, FSA Insured, 5.20%, 1/01/23 .................       6,000,000       6,196,800
King County GO,
  Sewer District, 5.875%, 1/01/15 ..................................................................         100,000         107,295
Sewer, Refunding, Series C, 6.25%, 1/01/32 .........................................................       8,715,000       9,781,977
King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ......................         175,000         178,754
King County School District No. 400 GO, Mercer Island, 5.90%, 12/01/15 .............................         100,000         110,926
King County School District No. 412, Shoreline, Pre-Refunded, 6.10%, 6/01/13 .......................         100,000         107,494
King County School District No. 415, Kent, FSA Insured, 5.875%, 6/01/16 ............................         200,000         221,726
Pierce County EDC, Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 .................       4,375,000       4,311,256
Pierce County School District No. 320, GO, FSA Insured, 6.00%, 12/01/14 ............................       2,000,000       2,353,260
Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .....................       5,000,000       5,242,450
Pierce County Sewer Revenue, 5.70%, 2/01/17 ........................................................         100,000         106,718
Port Seattle Revenue, Refunding,
  MBIA Insured, 5.00%, 7/01/33 .....................................................................      10,000,000       9,984,000
  Series A, FGIC Insured, 5.00%, 4/01/31 ...........................................................      20,000,000      20,012,000
Seatac GO, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 .............................................       3,210,000       3,287,072
Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
 11/20/36 ..........................................................................................          99,000         110,138
Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .........................................      10,000,000      10,331,600
Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ........................................         300,000         304,182
Snohomish County GO, MBIA Insured, 5.90%, 12/01/15 .................................................         100,000         105,179
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .................................         200,000         206,958


                                                          Semiannual Report | 47

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

WASHINGTON (CONT.)
Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .....................................................    $  7,000,000    $  8,480,220
Spokane County GO, Refunding, 6.00%, 12/01/14 ......................................................         130,000         146,870
Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 .......................          30,000          30,106
Sunnyside GO, MBIA Insured, 6.10%, 12/01/14 ........................................................         100,000         105,391
Tacoma Electric System Revenue, FGIC Insured, Pre-Refunded, 6.25%, 1/01/15 .........................         200,000         205,624
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ................................................         300,000         322,224
Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 ........................         100,000         108,327
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
  5.125%, 6/01/22 ..................................................................................       2,925,000       3,013,862
  5.25%, 6/01/33 ...................................................................................       9,770,000       9,999,790
University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II, FSA
 Insured, 6.30%, 8/15/14 ...........................................................................       4,500,000       4,729,635
Washington State GO,
  Motor Vehicle Fuel Tax, Refunding, Series 1995D, DD-15 and R-95C, 6.00%, 9/01/20 .................         240,000         260,153
  Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ...................................      10,000,000      10,045,000
  Series A, FGIC Insured, 5.00%, 7/01/27 ...........................................................      10,000,000      10,045,000
  Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...........................................      10,120,000      10,454,264
Washington State Health Care Facilities Authority Revenue,
  Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ...........................................         250,000         253,713
  Providence Services, MBIA Insured, 5.50%, 12/01/26 ...............................................       6,000,000       6,263,760
Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University
 Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ............................................        200,000         212,108
Washington State Housing Finance Commission Revenue, SF Program,
  Series 1A-1, GNMA Secured, 6.25%, 6/01/16 ........................................................          50,000          52,234
  Series 1A-3, GNMA Secured, 6.15%, 12/01/15 .......................................................         200,000         208,852
  Series 2N, GNMA Secured, 6.05%, 12/01/16 .........................................................          60,000          63,122
  Series 3A, GNMA Secured, 5.75%, 12/01/28 .........................................................         120,000         122,744
Washington State Housing Finance Commission SFMR, MBS Program, Series A, GNMA Secured,
FNMA Insured, 7.05%, 7/01/22 .......................................................................           5,000           5,112
Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
Series A, 6.30%, 7/01/12 ...........................................................................       7,700,000       9,027,480
                                                                                                                    ----------------

                                                                                                                         182,782,502
                                                                                                                    ----------------

WEST VIRGINIA .5%
Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
  6.50%, 4/01/25 ...................................................................................       3,500,000       3,660,370
  Refunding, 5.40%, 5/01/25 ........................................................................      10,000,000       9,404,700
Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 .............................................       2,400,000       2,394,168
West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ....................................      10,000,000      10,398,300
West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital Project,
 Refunding and Improvement, 7.25%, 7/01/20 .........................................................       7,000,000       6,300,000
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
 AMBAC Insured, 5.00%, 11/01/29 ....................................................................       7,500,000       7,537,725
                                                                                                                    ----------------
                                                                                                                          39,695,263
                                                                                                                    ----------------


48 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

WISCONSIN .8%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ...................................     $    2,200,000     $    2,267,782
Wisconsin Housing and EDA, Homeownership Revenue,
  Refunding, Series A, 6.10%, 11/01/10 .......................................................          8,875,000          9,324,607
  Series A, 6.45%, 3/01/17 ...................................................................          1,755,000          1,796,892
Wisconsin State GO, Refunding, Series 2, 5.40%, 5/01/04 ......................................            700,000            714,945
Wisconsin State Health and Educational Facilities Authority Revenue,
  Children's Hospital of Wisconsin Inc.,
  AMBAC Insured, 5.375%, 2/15/28 .............................................................         21,050,000         21,586,986
  Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 .....................................          1,500,000          1,508,550
  Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 .....................................          1,000,000            968,680
  Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 .................................          6,500,000          7,084,025
  Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 .................................          7,500,000          8,151,675
Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.00%, 7/01/11 ...................          1,500,000          1,625,430
                                                                                                                    ----------------
                                                                                                                          55,029,572
                                                                                                                    ----------------

WYOMING .1%
Wyoming CDA, MFMR, Series A,
6.95%, 6/01/24 ...............................................................................          3,460,000          3,477,300
 Pre-Refunded, 6.90%, 6/01/12 ................................................................          1,065,000          1,077,237
                                                                                                                    ----------------
                                                                                                                           4,554,537
                                                                                                                    ----------------

TOTAL BONDS (COST $6,624,582,006) ............................................................                         6,903,430,712
                                                                                                                    ----------------

ZERO COUPON BONDS 4.3%
CALIFORNIA 1.2%
 Foothill/Eastern Corridor Agency Toll Road Revenue,
 Capital Appreciation, Refunding, 1/15/24 ....................................................         65,000,000         19,240,650
 Convertible Capital Appreciation, Refunding, 1/15/23 ........................................         35,000,000         25,646,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
 Refunding, Series A, 1/15/21 ................................................................         50,000,000         37,789,000
 senior lien, ETM, 1/01/23 ...................................................................          7,000,000          2,633,050
                                                                                                                    ----------------
                                                                                                                          85,309,300
                                                                                                                    ----------------

COLORADO .1%
Colorado Springs Airport Revenue, Series C,
  1/01/05 .....................................................................................         1,610,000          1,571,956
  1/01/07 .....................................................................................         1,675,000          1,512,977
  1/01/08 .....................................................................................           800,000            686,952
  1/01/11 .....................................................................................         1,450,000          1,034,850
                                                                                                                    ----------------
                                                                                                                           4,806,735
                                                                                                                    ----------------

FLORIDA .1%
Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
  10/01/23 ....................................................................................         5,000,000          1,701,250
  10/01/24 ....................................................................................         3,000,000            955,200
Miami-Dade County Special Obligation, sub. lien, Series B, MBIA Insured, 10/01/34 .............         5,500,000            942,425
                                                                                                                    ----------------
                                                                                                                           3,598,875
                                                                                                                    ----------------



                                                          Semiannual Report | 49

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)


                                                                                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
ZERO COUPON BONDS (CONT.)

ILLINOIS .9%
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
  Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 ...............................    $30,000,000     $14,996,400
  Capital Appreciation, McCormick Place, Refunding, Series B,
  MBIA Insured, 6/15/20 .............................................................................      8,240,000       5,543,048
  Capital Appreciation, McCormick Place, Refunding,
  Series B, MBIA Insured, 6/15/21 ...................................................................      6,000,000       4,024,800
  Capital Appreciation, Series A, FGIC Insured, 6/15/09 .............................................      9,510,000       7,999,559
  Capital Appreciation, Series A, FGIC Insured,
  Pre-Refunded, ETM, 6/15/09 ........................................................................      1,490,000       1,253,790
  McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ................................      8,000,000       6,326,327
  McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/11 ................................      9,690,000       7,325,156
  McCormick Place Exposition, Series A, FGIC Insured,
  Pre-Refunded, 6/15/08 .............................................................................      7,000,000       6,157,620
  McCormick Place Exposition, Series A, 6/15/08 .....................................................        185,000         161,485
  McCormick Place Exposition, Series A, FGIC Insured, ETM, 6/15/08 ..................................      1,315,000       1,156,753
University of Illinois Revenues, AMBAC Insured, 4/01/10 .............................................     14,250,000      11,274,458
                                                                                                                    ----------------
                                                                                                                          66,219,396
                                                                                                                    ----------------

KENTUCKY 1.0%
 Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
  8/15/07 ...........................................................................................      1,640,000       1,489,743
  8/15/08 ...........................................................................................      4,505,000       3,926,018
  8/15/09 ...........................................................................................      4,580,000       3,790,820
  8/15/10 ...........................................................................................      4,620,000       3,625,176
  8/15/13 ...........................................................................................      6,825,000       4,502,384
  8/15/14 ...........................................................................................      6,860,000       4,273,368
  8/15/16 ...........................................................................................      7,005,000       3,878,739
  8/15/17 ...........................................................................................      7,115,000       3,701,294
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare
 Inc., Refunding, Series B, MBIA Insured, 10/01/18 ..................................................     10,000,000       4,796,700
Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C,
 zero cpn. to 10/01/05,
  6.05% thereafter, 10/01/19, MBIA Insured .........................................................      11,080,000      11,033,242
  6.10% thereafter, 10/01/21, MBIA Insured .........................................................       8,925,000       8,819,239
  6.15% thereafter, 10/01/23, MBIA Insured .........................................................      16,945,000      16,494,602
Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 .......................       5,250,000       4,696,335
                                                                                                                    ----------------
                                                                                                                          75,027,660
                                                                                                                    ----------------

LOUISIANA .1%
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
 Hospital Project, Series A, Connie Lee Insured, 12/01/22 ..........................................      11,040,000      10,145,318
                                                                                                                    ----------------
                                                                                                                          10,145,318
                                                                                                                    ----------------

MICHIGAN .1%
Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
 5/01/18 ...........................................................................................       5,935,000       2,843,815
Harrison Community Schools GO, AMBAC Insured, 5/01/20 ..............................................       6,000,000       2,430,000
                                                                                                                    ----------------
                                                                                                                           5,273,815
                                                                                                                    ----------------






50 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED) (CONTINUED)

                                                                                              PRINCIPAL AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)

  NEVADA .1%
  Director of State Department of Business and Industry Revenue,
   Las Vegas Monorail Project, AMBAC Insured,
    1/01/25 ........................................................................          $    3,080,000        $        985,415
    1/01/26 ........................................................................               3,815,000               1,141,715
    1/01/27 ........................................................................               3,000,000                 846,390
    1/01/28 ........................................................................              13,315,000               3,531,804
    1/01/29 ........................................................................               8,410,000               2,106,369
                                                                                                                    ----------------
                                                                                                                           8,611,693
                                                                                                                    ----------------

  TEXAS .2%
  Hays Consolidated ISD, Capital Appreciation,
    8/15/19 ........................................................................               5,285,000               2,279,262
    8/15/21 ........................................................................               8,420,000               3,163,478
    8/15/22 ........................................................................               8,470,000               2,962,891
  Texas State Turnpike Authority Central Texas Turnpike Systems Revenue, Capital
   Appreciation, AMBAC Insured, 8/15/31 ............................................              43,500,000               8,585,160
                                                                                                                    ----------------
                                                                                                                          16,990,791
                                                                                                                    ----------------

  U.S. TERRITORIES .2%
  District of Columbia Revenue, Capital Appreciation, Georgetown University,
   MBIA Insured, 4/01/22 ............................................................             12,870,000               4,632,428
   MBIA Insured, 4/01/23 ...........................................................              14,160,000               4,747,706
   Series A, MBIA Insured, 4/01/20 .................................................               8,860,000               3,680,533
                                                                                                                    ----------------
                                                                                                                          13,060,667
                                                                                                                    ----------------

  WASHINGTON .3%
  Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
   Refunding, Series B, 7/01/12 ....................................................               6,400,000               4,420,992
   Refunding, Series B, 7/01/13 ....................................................              11,000,000               7,198,510
   Refunding, Series B, 7/01/14 ....................................................               2,550,000               1,630,725
   Series B, 7/01/14 ...............................................................              12,450,000               7,684,513
                                                                                                                    ----------------
                                                                                                                          20,934,740
                                                                                                                    ----------------
  TOTAL ZERO COUPON BONDS (COST $283,800,022) ......................................                                     309,978,990
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $6,908,382,028) ................................                                   7,213,409,702
                                                                                                                    ----------------
A SHORT TERM INVESTMENTS .2%
  CALIFORNIA
  Metropolitan Water District Southern California Waterworks
  Revenue, Refunding, Series B-1,
   Daily VRDN and Put, 1.15%, 7/01/35 ..............................................               3,600,000               3,600,000
                                                                                                                    ----------------

  MASSACHUSETTS
  Massachusetts State Health and Educational Facilities
  Authority Revenue, Capital Assets Program,
   Series D, MBIA Insured, Daily VRDN and Put, 1.15%, 1/01/35 ......................               1,200,000               1,200,000
                                                                                                                    ----------------






                                                          Semiannual Report | 51

Franklin Federal Tax-Free Income Fund


                                                                                               PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONT.)


MINNESOTA
Beltrami County Environmental Control Revenue, Northwood Panelboard,
 Refunding, Daily VRDN and Put, 1.15%, 12/01/21 ......................................         $      500,000      $      500,000
                                                                                                                   --------------

NEW YORK .2%
 New York City GO,
  Daily VRDN and Put, 1.15%, 8/01/17 .................................................              4,200,000           4,200,000
  Series H, Sub Series H-3, Daily VRDN and Put, 1.15%, 8/01/22 .......................              2,000,000           2,000,000
  Sub Series A-10, Daily VRDN and Put, 1.13%, 8/01/16 ................................              1,700,000           1,700,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
 Series F-1, Daily VRDN and Put, 1.16%, 6/15/33 ......................................              1,200,000           1,200,000
Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
 Structure, Series 2, Daily VRDN and Put, 1.15%, 5/01/19 .............................              2,350,000           2,350,000
                                                                                                                   --------------
                                                                                                                       11,450,000
                                                                                                                   --------------
TOTAL SHORT TERM INVESTMENTS (COST $16,750,000) ......................................                                 16,750,000
                                                                                                                   --------------
TOTAL INVESTMENTS (COST $6,925,132,028) 98.7% ........................................                              7,230,159,702
OTHER ASSETS, LESS LIABILITIES 1.3% ..................................................                                 97,312,759
                                                                                                                   --------------
NET ASSETS 100.0% ....................................................................                             $7,327,472,461
                                                                                                                   --------------




See Glossary of Terms on page 53.
a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

52 |  See notes to financial statements.  |  Semiannual Report

Franklin Federal Tax-Free Income Fund

GLOSSARY OF TERMS



AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDB       - Industrial Development Bond/Board
IDBR      - Industrial Development Bond Insurance Revenue
IDC       - Industrial Development Corp.
IDR       - Industrial Development Revenue
ISD       - Independent School District
LP        - Limited Partnership
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MF        - Multi-Family
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PBA       - Public Building Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
SF        - Single Family
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
USD       - Unified/Union School District
VRDN      - Variable Rate Demand Notes
XLCA      - XL Capital Assurance

                                                          Semiannual Report | 53

Franklin Federal Tax-Free Income Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003 (unaudited)


Assets:
 Investments in securities:
  Cost ....................................................................................   $6,925,132,028
                                                                                              --------------
  Value ...................................................................................    7,230,159,702
  Cash ....................................................................................           77,476
 Receivables:
  Investment securities sold ..............................................................          990,931
  Capital shares sold .....................................................................        3,767,153
  Interest ................................................................................      121,350,074
                                                                                              --------------
      Total assets ........................................................................    7,356,345,336
Liabilities:
 Payables:
  Investment securities purchased .........................................................       17,180,602
  Capital shares redeemed .................................................................        4,912,271
  Affiliates ..............................................................................        4,028,792
  Shareholders ............................................................................        2,515,818
 Other liabilities ........................................................................          235,392
                                                                                              --------------
      Total liabilities ...................................................................       28,872,875
        Net assets, at value ..............................................................   $7,327,472,461
Net assets consist of:
 Undistributed net investment income ......................................................   $    6,640,784
 Net unrealized appreciation (depreciation) ...............................................      305,027,674
 Accumulated net realized gain (loss) .....................................................      (52,424,123)
 Capital shares ...........................................................................    7,068,228,126
                                                                                              --------------
       Net assets, at value ...............................................................   $7,327,472,461
                                                                                              ==============
CLASS A:
 Net asset value per share ($6,551,087,650 (DIVIDE) 548,987,005 shares outstanding) a .....           $11.93
                                                                                              ==============
 Maximum offering price per share (net asset value per share (DIVIDE) 95.75%,
  respectively)                                                                                       $12.46
                                                                                              ==============
CLASS B:
 Net asset value and maximum offering price per share ($297,930,804 (DIVIDE)
 24,987,450 shares outstanding) a .........................................................           $11.92
                                                                                              ==============
CLASS C:
 Net asset value per share ($384,000,551 (DIVIDE) 32,198,452 shares outstanding) a ........           $11.93
                                                                                              ==============
 Maximum offering price per share (net asset value per share (DIVIDE) 99%, respectively) ..           $12.05
                                                                                              ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($94,453,456 (DIVIDE) 7,911,870
 shares outstanding) ......................................................................           $11.94
                                                                                              ==============

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




54 |  See notes to financial statements.  |  Semiannual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended October 31, 2003 (unaudited)


Investment income:
 Interest .....................................................   $204,008,731
                                                                  ------------
Expenses:
 Management fees (Note 3) .....................................     16,915,202
 Distribution fees (Note 3)
  Class A .....................................................      3,039,261
  Class B .....................................................        977,718
  Class C .....................................................      1,298,401
 Transfer agent fees (Note 3) .................................      1,764,314
 Custodian fees ...............................................         39,833
 Reports to shareholders ......................................        115,630
 Registration and filing fees .................................        141,642
 Professional fees ............................................         77,458
 Directors' fees and expenses .................................         68,418
 Other ........................................................        262,048
                                                                  ------------
      Total expenses ..........................................     24,699,925
                                                                  ------------
        Net investment income .................................    179,308,806
                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ....................      2,111,880
 Net unrealized appreciation (depreciation) on investments ....    (47,207,301)
                                                                  ------------
Net realized and unrealized gain (loss) .......................    (45,095,421)
                                                                  ------------
Net increase (decrease) in net assets resulting from operations   $134,213,385
                                                                  ============





                     Semiannual Report | See notes to financial statements. | 55

Franklin Federal Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended October 31, 2003 (unaudited)
and the year ended April 30, 2003
----------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                        OCTOBER 31, 2003    APRIL 30, 2003
Increase in net assets:
 Operations:
Net investment income ...............................................    $  179,308,806    $  367,255,039
Net realized gain (loss) from investments ...........................         2,111,880       (22,843,755)
Net unrealized appreciation (depreciation) on investments ...........       (47,207,301)      134,629,409
                                                                         --------------------------------
      Net increase (decrease) in net assets resulting from operations       134,213,385       479,040,693
 Distributions to shareholders from:
  Net investment income:
 Class A ............................................................      (157,868,915)     (335,503,403)
 Class B ............................................................        (6,181,460)      (11,530,313)
 Class C ............................................................        (8,116,733)      (15,901,172)
 Advisor Class ......................................................        (2,214,049)       (4,349,407)
                                                                         --------------------------------
 Total distributions to shareholders ................................      (174,381,157)     (367,284,295)
 Capital share transactions: (Note 2)
 Class A ............................................................      (248,645,243)      100,487,569
 Class B ............................................................         6,382,984        68,705,507
 Class C ............................................................        (7,758,267)       68,667,959
 Advisor Class ......................................................         6,997,936         2,441,057
                                                                         --------------------------------
 Total capital share transactions ...................................      (243,022,590)      240,302,092
      Net increase (decrease) in net assets .........................      (283,190,362)      352,058,490
Net assets:
 Beginning of period ................................................     7,610,662,823     7,258,604,332
                                                                         --------------------------------
 End of period ......................................................    $7,327,472,461    $7,610,662,823
                                                                         ================================
Undistributed net investment income included in net assets:
 End of period ......................................................    $    6,640,784    $    1,713,135
                                                                         ================================




56 |  See notes to financial statements.  |  Semiannual Report

Franklin Federal Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the last quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.







                                                          Semiannual Report | 57

Franklin Federal Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund entered into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expect the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2003, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, one hundred million were designated to Class B and five hundred million were designated to Advisor Class. Transactions in the Fund's shares were as follows:

                               ---------------------------------------------------------------
                                      SIX MONTHS ENDED                    YEAR ENDED
                                       OCTOBER 31, 2003                  APRIL 30, 2003
                               ---------------------------------------------------------------
                                  SHARES          AMOUNT            SHARES           AMOUNT
                               ---------------------------------------------------------------

CLASS A SHARES:
 Shares sold .............      20,340,270    $ 242,978,591       55,622,382    $ 662,145,328
 Shares issued on merger a              --               --        8,070,584       96,362,774
 Shares issued in
 reinvestment of
  distributions ..........       6,467,490       77,028,831       13,540,189      160,855,737
 Share redeemed ..........     (47,695,308)    (568,652,665)     (68,849,346)    (818,876,270)
                               --------------------------------------------------------------
Net increase
(decrease) ...............     (20,887,548)   $(248,645,243)       8,383,809    $ 100,487,569
                               ==============================================================
CLASS B SHARES:
 Shares sold .............       2,068,811    $  24,823,058        7,365,808    $  87,675,417
 Shares issued in
 reinvestment of
  distributions ..........         302,710        3,604,089          557,983        6,626,904
 Share redeemed ..........      (1,854,887)     (22,044,163)      (2,151,635)     (25,596,814)
                               --------------------------------------------------------------
 Net increase
 (decrease) ..............         516,634    $   6,382,984        5,772,156    $  68,705,507
                               ==============================================================


58 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

2. CAPITAL STOCK (CONTINUED)

                               -------------------------------------------------------------
                                      SIX MONTHS ENDED                    YEAR ENDED
                               -------------------------------------------------------------
                                       OCTOBER 31, 2003                  APRIL 30, 2003
                                  SHARES          AMOUNT            SHARES           AMOUNT
                               -------------------------------------------------------------
CLASS C SHARES:
 Shares sold .............       3,079,366    $ 36,942,732        9,213,643    $109,691,143
 Shares issued on merger a              --              --          412,921       4,930,279
 Shares issued in
  reinvestment of
  distributions ..........         413,236       4,921,129          812,176       9,648,576
 Share redeemed ..........      (4,167,610)    (49,622,128)      (4,672,667)    (55,602,039)
                               -------------------------------------------------------------
 Net increase
 (decrease) ..............        (675,008)   $ (7,758,267)       5,766,073    $ 68,667,959
                               =============================================================
ADVISOR CLASS:
 Shares sold .............       1,449,656    $ 17,536,606          987,719    $ 11,843,853
 Shares issued in
  reinvestment of
  distributions ..........           1,918          22,816              853          10,134
 Share redeemed ..........        (885,288)    (10,561,486)        (790,924)     (9,412,930)
                               -------------------------------------------------------------
 Net increase
 (decrease) ..............         566,286    $  6,997,936          197,648    $  2,441,057
                               =============================================================

a On February 20, 2003, the Fund acquired the net assets of the Franklin Texas Tax-Free Income Fund in a tax-free exchange pursuant to a plan of reorganization approved by the Franklin Texas Tax-Free Fund shareholders.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS

         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $772,202 and $383,021, respectively.

The Fund paid transfer agent fees of $1,764,314 of which $1,247,795 was paid to Investor Services.





                                                          Semiannual Report | 59

Franklin Federal Tax-Free Income Fund

4. INCOME TAXES

At April 30, 2003 the Fund had tax basis capital losses of $21,458,946, including $1,090,275 from the merged Franklin Texas Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as following:

Capital loss carryovers expiring in:
 2008 ...................................................... $   678,306
 2009 ......................................................  20,647,631
 2010 ......................................................     133,009
                                                             -----------
                                                             $21,458,946
                                                             ===========

At April 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $33,050,771. For tax purposes, such losses will be reflected in the year ending April 30, 2004.

At October 31, 2003, the cost of investments and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................  $6,924,100,381
                                                            ==============
Unrealized appreciation ..................................  $  380,896,653
Unrealized depreciation ..................................     (74,837,332)
                                                            --------------
Net unrealized appreciation (depreciation) ...............  $  306,059,321
                                                            ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures, and bond discounts.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2003 aggregated $454,909,015 and $634,986,543, respectively.







60 |  Semiannual Report

Franklin Federal Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 61

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS




INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE Franklin
Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8

Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia




INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.Effective June 30, 2003, the fund reopened to all new investors.
4.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
6.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8.For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                          Not part of the semiannual report

[LOGO OMITTED]            One Franklin Parkway
FRANKLIN(R) TEMPLETON(R)  San Mateo, CA 94403-1906
     INVESTMENTS



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN FEDERAL
TAX-FREE INCOME FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Federal Tax-Free Income Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


116 S2003 12/03





ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 31, 2003